United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated World Investment Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/18

Date of Reporting Period: Six months ended 05/31/18

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2018
Share Class | Ticker	A | IHIAX	C | IHICX	Institutional | EMDIX

Federated Emerging Market Debt Fund
Fund Established 1996

A Portfolio of Federated World Investment Series, Inc.
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2017 through May 31, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2018, the Fund's issuer country exposure composition was as follows:
Country	Exposure as a Percentage of Total Net Assets[1]
Brazil	15.1%
China	12.1%
Mexico	9.8%
Russia	7.4%
Turkey	5.2%
South Africa	4.4%
Nigeria	2.8%
Egypt	2.6%
Argentina	2.3%
Singapore	2.2%
Oman	2.1%
Ghana	2.1%
Hong Kong	1.8%
Indonesia	1.7%
United Arab Emirates	1.7%
Colombia	1.4%
Ukraine	1.3%
Chile	1.3%
Qatar	1.3%
India	1.0%
South Korea	1.0%
Other[2]	17.2%
Cash Equivalents[3]	2.9%
Derivative Contracts[4]	(0.9)%
Other Security Type[5]	0.1%
Other Assets and Liabilities—Net[6]	0.1%
TOTAL	100.0%
Semi-Annual Shareholder Report

1	This table depicts the Fund's exposure to various countries through its investment in foreign fixed-income securities, along with the Fund's holdings of cash equivalents and other assets and liabilities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company (the “Issuer”) has registered the security. However, the Adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer's head office, the jurisdiction of the Issuer's incorporation, the location of the principal trading market for the Issuer's securities or the country from which a majority of the Issuer's revenue is derived.
2	For purposes of this table, issuer country exposure which constitutes less than 1.00% of the Fund's total net assets have been aggregated under the designation of “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Other Security Type consists of a purchased call and purchased put options.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2018 (unaudited)
Principal Amount, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		CORPORATE BONDS—56.9%
		Aerospace & Defense—0.4%
$ 200,000		Embraer Netherlands Finance BV, Sr. Unsecd. Note, 5.40%, 2/1/2027	$204,970
		Automotive—1.3%
200,000		Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 3.10%, 4/5/2022	195,311
300,000		Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 3.625%, 8/29/2027	281,447
150,000		Jaguar Land Rover PLC, Sr. Unsecd. Note, Series REGS, 5.625%, 2/1/2023	151,687
		TOTAL	628,445
		Banking—14.3%
200,000		Alfa Bank (Alfa Bond), Jr. Sub. Note, 8.00%, 2/3/2167	197,789
130,000		Banco Do Brasil SA, Sr. Unsecd. Note, Series REGS, 5.375%, 1/15/2021	131,279
ARS 1,800,000	[1]	Banco Hipotecario SA, Unsecd. Note, Series 144A, 33.438%, (30-35 Day Argentina Dep Rates Badlar Priv Bks ARS +4.000%),11/7/2022	69,923
$215,000		Bank of China Ltd., Sub. Note, Series REGS, 5.00%, 11/13/2024	220,818
300,000		Bank of East Asia Ltd./The, Sub., 4.00%, 11/3/2026	293,471
200,000		BBVA Bancomer SA Mexico, Jr. Sub. Note, Series 144A, 5.35%, 11/12/2029	188,500
100,000		BBVA Bancomer SA Texas, Jr. Sub. Note, Series 144A, 7.25%, 4/22/2020	104,500
200,000		CBQ Finance Ltd., Sub., Series REGS, 7.50%, 11/18/2019	208,175
200,000		China Construction Bank Corp., Sub., Series EMTN, 4.25%, 8/20/2024	200,440
200,000		Corpbanca, Sr. Unsecd. Note, Series REGS, 3.875%, 9/22/2019	200,623
200,000		DBS Group Holdings Ltd., Jr. Sub. Note, Series GMTN, 3.60%, 3/7/2067	193,102
200,000		DIB Tier 1 Sukuk 2 Ltd., Jr. Sub. Note, 6.75%, 7/20/2166	204,866
200,000		Global Bank Corp., Sr. Unsecd. Note, Series 144A, 4.50%, 10/20/2021	197,000
100,000		ICICI Bank Ltd., Series REGS, 5.75%, 11/16/2020	104,462
400,000		Industrial & Commercial Bank of China, Sr. Unsecd. Note, 3.538%, 11/8/2027	380,712
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount, or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Banking—continued
$200,000	Industrial and Commercial Bank of China Ltd., Series REGS, 4.875%, 9/21/2025	$204,330
150,000	Industrial Senior Trust, Sr. Unsecd. Note, Series REGS, 5.50%, 11/1/2022	149,250
200,000	Intesa Sanpaolo SpA, Sr. Unsecd. Note, 3.875%, 1/12/2028	174,663
200,000	Itau Unibanco Holding SA, Sub., Series REGS, 6.20%, 12/21/2021	207,100
200,000	MTN Mauritius Investment Ltd., Sr. Unsecd. Note, Series 144A, 5.373%, 2/13/2022	199,834
200,000	MTN Mauritius Investment Ltd., Sr. Unsecd. Note, Series REGS, 4.755%, 11/11/2024	188,647
200,000	National Bank of Oman, Jr. Sub. Deb., 7.875%, 12/31/2049	205,760
300,000	Sberbank of Russia, Series REGS, 5.125%, 10/29/2022	297,915
200,000	Talent Yield Investments, Sr. Unsecd. Note, Series REGS, 4.50%, 4/25/2022	203,163
200,000	Tengizchevroil Finance Co. International Ltd., Sec. Fac. Bond, Series REGS, 4.00%, 8/15/2026	189,200
200,000	Tinkoff Credit Systems/TCS Finance, Jr. Sub. Deb., 9.25%, 9/15/2166	205,400
200,000	Turkiye Halk Bankasi AS, Sr. Unsecd. Note, Series REGS, 3.875%, 2/5/2020	183,306
200,000	Turkiye Is Bankasi (Isbank) A.S., Series REGS, 5.50%, 4/21/2019	199,818
200,000	Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, Series 144A, 5.75%, 1/30/2023	183,534
200,000	United Bank for Africa PLC, Sr. Unsecd. Note, Series REGS, 7.75%, 6/8/2022	204,440
200,000	United Overseas Bank Ltd., Sub., Series EMTN, 3.50%, 9/16/2026	196,639
200,000	VTB Bank OJSC, Series REGS, 9.50%, 12/6/2066	208,706
200,000	Wanda Properties International Co., Sr. Unsecd. Note, 7.25%, 1/29/2024	198,122
200,000	Woori Bank, Jr. Sub. Deb., Series 144A, 5.25%, 11/16/2166	193,665
200,000	Zenith Bank Ltd., Sr. Unsecd. Note, Series 144A, 7.375%, 5/30/2022	204,050
	TOTAL	6,893,202
	Broadcast Radio & TV—0.4%
200,000	Vrio Finco 1 LLC / Vrio Finco 2, Inc., Sec. Fac. Bond, Series 144A, 6.875%, 4/4/2028	201,502
	Building & Development—0.1%
100,000	Odebrecht SA, Company Guarantee, Series 144A, 7.50%, 12/14/2066	35,501
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Cable & Wireless Television—0.4%
$200,000		VTR Finance B.V., Series REGS, 6.875%, 1/15/2024	$204,480
		Chemicals & Plastics—3.2%
200,000		Alfa SA, Sr. Unsecd. Note, Series REGS, 6.875%, 3/25/2044	199,202
200,000		Alpek Sa De Cv, Sr. Unsecd. Note, Series REGS, 4.50%, 11/20/2022	196,500
200,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 4.125%, 7/19/2027	186,886
200,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 3.50%, 7/19/2022	193,985
200,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 4.875%, 3/14/2025	200,526
200,000		Cydsa SAB de CV, Sr. Unsecd. Note, Series 144A, 6.25%, 10/4/2027	188,000
200,000		Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series REGS, 6.875%, 4/25/2044	216,027
200,000		Mexichem SA de CV, Sr. Unsecd. Note, Series 144A, 5.50%, 1/15/2048	172,998
		TOTAL	1,554,124
		Conglomerates—0.6%
100,000		Arcos Dorados Holdings, Inc., Sr. Unsecd. Note, Series REGS, 5.875%, 4/4/2027	98,750
200,000		Voto-Votorantim O/S Trad, Series REGS, 6.625%, 9/25/2019	205,750
		Finance—2.1%
200,000		Gazprombk (GPB Finance), Sub. Note, 7.496%, 12/28/2023	200,854
200,000	[1]	Gazprombk (GPB Finance), Sub. Note, 9.835% (5-Year CMT+ 7.101%), 4/25/2067	202,310
200,000		JSC Georgia Capital, Sr. Unsecd. Note, Series 144A, 6.125%, 3/9/2024	189,500
200,000		MAF Global Securities, Jr. Sub. Note, 5.50%, 9/7/2066	194,670
200,000		QNB Finansbank AS/Turkey, Sr. Unsecd. Note, Series REGS, 6.25%, 4/30/2019	201,603
		TOTAL	988,937
		Food & Drug Retailers—0.4%
200,000		Cencosud SA, Sr. Unsecd. Note, Series REGS, 6.625%, 2/12/2045	200,795
		Food Products—1.5%
100,000		BFF International Ltd., Sr. Unsecd. Note, Series REGS, 7.25%, 1/28/2020	102,125
200,000		Cosan Luxembourg SA, Sr. Unsecd. Note, Series REGS, 7.00%, 1/20/2027	200,502
200,000		Grupo Bimbo S.A.B. de C.V., Sub., Series 144A, 5.95%, 7/17/2166	198,740
200,000		JBS Investments GmbH, Series REGS, 7.75%, 10/28/2020	204,502
		TOTAL	705,869
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Industrial Products & Equipment—1.6%
$200,000	[1]	BOC Aviation Ltd., Sr. Unsecd. Note, Series 144A, 3.413%, (3-month USLIBOR +1.050%), 5/2/2021	$201,734
200,000		Cemex Finance LLC, Series REGS, 6.00%, 4/1/2024	203,000
200,000		Cemex, Sab De Cv, Series REGS, 6.125%, 5/5/2025	202,728
200,000		Grupo Kuo S.A.B. de C.V., Sr. Unsecd. Note, Series 144A, 5.75%, 7/7/2027	187,500
		TOTAL	794,962
		Metals & Mining—2.6%
100,000		CSN Islands XII Corp., Sr. Unsecd. Note, Series REGS, 7.00%, 12/23/2066	77,250
200,000		Evraz Group SA, Sr. Unsecd. Note, Series 144A, 5.375%, 3/20/2023	195,700
200,000		JSW Steel Ltd., Sr. Unsecd. Note, 5.25%, 4/13/2022	195,765
200,000		Metalloinvest Finance DAC, Sr. Unsecd. Note, Series 144A, 4.85%, 5/2/2024	190,250
200,000		Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.20%, 7/27/2026	192,702
200,000		Stillwater Mining Co., Sr. Unsecd. Note, Series REGS, 6.125%, 6/27/2022	193,238
200,000		Vedanta Resources PLC, Sr. Unsecd. Note, Series 144A, 6.125%, 8/9/2024	186,387
		TOTAL	1,231,292
		Oil & Gas—9.2%
500,000		CNOOC Finance 2014 ULC, 4.25%, 4/30/2024	510,031
200,000		CNOOC Finance 2015 U.S.A. LLC, Sr. Unsecd. Note, 3.75%, 5/2/2023	200,135
200,000		Ecopetrol SA, Note, 7.625%, 7/23/2019	209,480
200,000		Equate Petrochemical BV, Sr. Unsecd. Note, Series REGS, 4.25%, 11/3/2026	193,074
200,000		KazMunayGas National Co JSC, Sr. Unsecd. Note, Series REGS, 4.75%, 4/19/2027	198,204
200,000		Pertamina Persero PT, Sr. Unsecd. Note, Series REGS, 5.625%, 5/20/2043	196,087
300,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 5.75%, 2/1/2029	269,130
50,000		Petrobras Global Finance BV, Sr. Unsecd. Note, Series 144A, 5.999%, 1/27/2028	46,387
75,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.50%, 3/13/2027	76,391
190,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.75%, 9/21/2047	180,135
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount, or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Oil & Gas—continued
$300,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 5.35%, 2/12/2028	$283,200
467,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 6.35%, 2/12/2048	425,390
250,000	Puma International Financing SA, Sr. Unsecd. Note, Series 144A, 5.125%, 10/6/2024	241,720
200,000	Rosneft Oil Co., Series 144A, 4.199%, 3/6/2022	195,504
200,000	SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, Series 144A, 9.25%, 4/1/2023	199,430
200,000	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, Series REGS, 3.25%, 4/28/2025	190,910
200,000	Southern Gas Corridor CJSC, Unsecd. Note, Series 144A, 6.875%, 3/24/2026	217,720
200,000	State Oil Co of the Azer, Series EMTN, 4.75%, 3/13/2023	198,157
250,000	Tullow Oil PLC, Sr. Unsecd. Note, Series 144A, 7.00%, 3/1/2025	248,750
150,000	YPF Sociedad Anonima, Sr. Unsecd. Note, Series 144A, 8.50%, 3/23/2021	157,125
	TOTAL	4,436,960
	Pharmaceuticals—0.8%
200,000	CK Hutchison International 17 II Ltd., Sr. Unsecd. Note, Series REGS, 3.25%, 9/29/2027	189,425
200,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.80%, 7/21/2023	171,329
	TOTAL	360,754
	Printing & Publishing—0.4%
200,000	Myriad International Holdings BV, Sr. Unsecd. Note, Series 144A, 4.85%, 7/6/2027	195,750
	Rail Industry—0.2%
200,000	Rusal, Sr. Unsecd. Note, Series 144A, 4.85%, 2/1/2023	107,000
	Real Estate—3.6%
300,000	China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.95%, 11/15/2022	297,984
200,000	Country Garden Holdings Co., Sr. Unsecd. Note, 7.50%, 3/9/2020	206,808
200,000	Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, 6.50%, 5/28/2019	204,281
140,000	Franshion Brilliant Ltd., 5.75%, 3/19/2019	142,421
300,000	Franshion Brilliant Ltd., Sub. Note, 5.75%, 7/17/2066	278,496
200,000	Growthpoint Properties International Pty Ltd., Sr. Unsecd. Note, Series 144A, 5.872%, 5/2/2023	205,600
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount, or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Real Estate—continued
$200,000	Longfor Properties, Sr. Unsecd. Note, 3.875%, 7/13/2022	$194,189
200,000	Yanlord Land Group Ltd., Sr. Unsecd. Note, 5.875%, 1/23/2022	198,917
	TOTAL	1,728,696
	Retailers—1.4%
200,000	Eurotorg (Bonitron DAC), Sr. Unsecd. Note, Series REGS, 8.75%, 10/30/2022	203,099
200,000	Golden Eagle Retail Group Ltd., Sr. Unsecd. Note, Series REGS, 4.625%, 5/21/2023	173,500
300,000	JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	286,107
	TOTAL	662,706
	State/Provincial—0.4%
200,000	Provincia De Buenos Aires, Series REGS, 10.875%, 1/26/2021	210,500
	Technology Services—1.6%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.40%, 12/6/2027	189,712
200,000	Baidu, Inc., Sr. Unsecd. Note, 3.625%, 7/6/2027	190,663
200,000	Baidu, Inc., Sr. Unsecd. Note, 3.875%, 9/29/2023	200,525
200,000	Tencent Holdings Ltd., Sr. Unsecd. Note, Series 144A, 3.595%, 1/19/2028	191,647
	TOTAL	772,547
	Telecommunications & Cellular—5.3%
MXN 13,400,000	America Movil S.A.B. de C.V., Sr. Secd. Note, 6.00%, 6/9/2019	650,628
$200,000	Colombia Telecomunicaciones SA ESP, Sr. Unsecd. Note, Series 144A, 5.375%, 9/27/2022	197,000
200,000	Comcel Trust, Series REGS, 6.875%, 2/6/2024	205,500
300,000	HTA Group Ltd., Sr. Unsecd. Note, Series 144A, 9.125%, 3/8/2022	306,675
200,000	IHS Netherlands Holdco BV, Sr. Unsecd. Note, Series REGS, 9.50%, 10/27/2021	202,533
200,000	Liquid Telecommunications Financing PLC, Sec. Fac. Bond, Series 144A, 8.50%, 7/13/2022	208,296
400,000	Oztel Holdings SPC Ltd., Sec. Fac. Bond, Series 144A, 6.625%, 4/24/2028	392,140
200,000	Turkcell Iletisim Hizmetleri A.S., Sr. Unsecd. Note, Series 144A, 5.80%, 4/11/2028	189,052
200,000	Vimpelcom, Sr. Unsecd. Note, Series 144A, 4.95%, 6/16/2024	189,300
	TOTAL	2,541,124
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount, or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Utilities—5.1%
$400,000	Abu Dhabi National Energy Co. PJSC, Sr. Unsecd. Note, Series 144A, 4.875%, 4/23/2030	$400,416
200,000	China Oil & Gas Group Ltd., Sr. Unsecd. Note, 5.00%, 5/7/2020	200,000
200,000	Eskom Holdings Ltd., Unsecd. Note, Series REGS, 7.125%, 2/11/2025	201,868
50,000	Genneia SA, Sr. Unsecd. Note, Series 144A, 8.75%, 1/20/2022	50,616
200,000	Instituto Costarricense de Electricidad, Sr. Unsecd. Note, Series REGS, 6.375%, 5/15/2043	164,000
200,000	Israel Electric Corp. Ltd., Sec. Fac. Bond, Series GMTN, 4.25%, 8/14/2028	190,548
200,000	Neerg Energy Ltd., Sr. Secd. Note, Series 144A, 6.00%, 2/13/2022	193,782
200,000	Perusahaan Listrik Negara PT, Sr. Unsecd. Note, Series 144A, 5.45%, 5/21/2028	206,160
200,000	Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.39%, 12/2/2024	238,024
200,000	State Grid Overseas Investment 2016 Ltd., Series 144A, 3.50%, 5/4/2027	192,020
200,000	State Grid Overseas Investment 2016 Ltd., Sr. Unsecd. Note, Series 144A, 4.25%, 5/2/2028	202,438
200,000	Yingde Gases Investment Ltd., Series 144A, 6.25%, 1/19/2023	190,081
	TOTAL	2,429,953
	TOTAL CORPORATE BONDS (IDENTIFIED COST $28,236,970)	27,394,569
	FOREIGN GOVERNMENTS/AGENCIES—40.5%
	Sovereign—40.5%
200,000	Angola, Government of, Sr. Unsecd. Note, Series 144A, 8.25%, 5/9/2028	206,452
400,000	Argentina, Government of, Sr. Unsecd. Note, 5.875%, 1/11/2028	349,604
75,000	Argentina, Government of, Sr. Unsecd. Note, 6.875%, 1/26/2027	70,801
200,000	Argentina, Government of, Sr. Unsecd. Note, 8.00%, 10/8/2020	215,523
200,000	Belarus, Government of, Sr. Unsecd. Note, Series 144A, 6.20%, 2/28/2030	194,560
BRL 8,750,000	Brazil, Government of, Series F, 10.00%, 1/1/2021	2,501,872
9,900,000	Brazil, Government of, Series F, 10.00%, 1/1/2025	2,641,813
$200,000	Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	176,200
200,000	Brazil, Government of, Sr. Unsecd. Note, 4.625%, 1/13/2028	184,700
COP 850,000,000	Colombia, Government of, Sr. Unsecd. Note, 6.00%, 4/28/2028	281,007
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$100,000		Dominican Republic, Government of, Sr. Unsecd. Note, Series 144A, 5.95%, 1/25/2027	$100,500
200,000		Ecuador, Government of, Sr. Unsecd. Note, Series 144A, 7.875%, 1/23/2028	176,000
EGP 2,300,000	[2]	Egypt Treasury Bill, Unsecd. Note, 18.269%, 10/16/2018	120,202
6,850,000	[2]	Egypt Treasury Bill, Unsecd. Note, 19.359%, 11/13/2018	353,118
$200,000		Egypt, Government of, Sr. Unsecd. Note, Series 144A, 8.50%, 1/31/2047	212,008
EGP 5,850,000	[2]	Egypt, Government of, Unsecd. Note, 18.344%, 6/26/2018	323,642
4,900,000	[2]	Egypt, Government of, Unsecd. Note, 18.486%, 9/11/2018	260,558
$100,000		El Salvador, Government of, Sr. Unsecd. Note, Series REGS, 7.65%, 6/15/2035	99,039
200,000		Gabon, Government of, Series REGS, 6.375%, 12/12/2024	192,266
300,000		Ghana, Government of, Series REGS, 7.875%, 8/7/2023	317,970
200,000		Ghana, Government of, Sr. Unsecd. Note, Series 144A, 7.625%, 5/16/2029	201,850
200,000		Ghana, Government of, Sr. Unsecd. Note, Series 144A, 8.627%, 6/16/2049	203,603
200,000		Honduras, Government of, Series REGS, 8.75%, 12/16/2020	215,580
200,000		Indonesia, Government of, Sr. Unsecd. Note, 4.10%, 4/24/2028	196,756
200,000		Indonesia, Government of, Sr. Unsecd. Note, Series REGS, 5.125%, 1/15/2045	200,855
250,000		Iraq, Government of, Unsecd. Note, Series REGS, 5.80%, 1/15/2028	236,352
138,915		Ivory Coast, Government of, Sr. Unsecd. Note, Series REGS, 5.75%, 12/31/2032	130,580
200,000		Jordan, Government of, Sr. Unsecd. Note, Series 144A, 7.375%, 10/10/2047	191,720
200,000		Kenya, Government of, Sr. Unsecd. Note, Series 144A, 7.25%, 2/28/2028	200,920
200,000		Kenya, Government of, Sr. Unsecd. Note, Series 144A, 8.25%, 2/28/2048	198,772
400,000		Lebanon, Government of, Sr. Unsecd. Note, 5.45%, 11/28/2019	390,605
200,000		Mexico, Government of, 3.75%, 1/11/2028	187,700
200,000		Mexico, Government of, 4.00%, 10/2/2023	200,300
200,000		Mexico, Government of, 4.75%, 3/8/2044	184,900
MXN 12,930,000		Mexico, Government of, 6.50%, 6/10/2021	626,570
$200,000		Mexico, Government of, Sr. Unsecd. Note, 4.15%, 3/28/2027	196,500
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$200,000		Nigeria, Government of, Sr. Unsecd. Note, Series 144A, 7.696%, 2/23/2038	$200,214
NGN 125,000,000	[2]	Nigeria, Government of, Unsecd. Note, 16.239%, 11/22/2018	326,646
$200,000		Oman, Government of, Sr. Unsecd. Note, Series 144A, 6.75%, 1/17/2048	190,390
200,000		Oman, Government of, Sr. Unsecd. Note, Series 144A, 5.625%, 1/17/2028	193,982
PEN 500,000		Peru, Government of, Sr. Unsecd. Note, Series 144A, 6.15%, 8/12/2032	154,988
$200,000		Qatar, Government of, Sr. Unsecd. Note, Series 144A, 4.50%, 4/23/2028	200,656
200,000		Qatar, Government of, Sr. Unsecd. Note, Series 144A, 5.103%, 4/23/2048	198,844
200,000		Russia, Government of, Sr. Unsecd. Note, Series 144A, 5.25%, 6/23/2047	189,874
RUB 45,000,000		Russia, Government of, Unsecd. Note, 7.00%, 8/16/2023	728,495
32,800,000		Russia, Government of, Unsecd. Note, 7.10%, 10/16/2024	527,726
$200,000		Saudi Arabia, Government of, Sr. Unsecd. Note, Series 144A, 4.00%, 4/17/2025	198,254
200,000		Senegal, Government of, Sr. Unsecd. Note, Series 144A, 6.75%, 3/13/2048	180,096
200,000		South Africa, Government of, Sr. Unsecd. Note, 4.665%, 1/17/2024	198,744
200,000		South Africa, Government of, Sr. Unsecd. Note, 4.875%, 4/14/2026	194,750
200,000		South Africa, Government of, Sr. Unsecd. Note, 5.65%, 9/27/2047	190,700
300,000		South Africa, Government of, Sr. Unsecd. Note, 5.875%, 6/22/2030	306,750
200,000		Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 5.75%, 4/18/2023	196,864
200,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	151,500
200,000		Turkey, Government of, Sr. Unsecd. Note, 5.75%, 5/11/2047	165,940
200,000		Turkey, Government of, Sr. Unsecd. Note, 6.125%, 10/24/2028	189,782
TRY 5,000,000		Turkey, Government of, Unsecd. Note, 8.50%, 7/10/2019	1,019,337
$100,000		Ukraine, Government of, Sr. Unsecd. Note, Series REGS, 7.75%, 9/1/2020	103,350
200,000		Ukraine, Government of, Sr. Unsecd. Note, Series REGS, 7.75%, 9/1/2022	204,076
325,000	[3]	Ukraine, Government of, Unsecd. Note, Series GDP (144A), 0.00%, 5/31/2040	228,227
100,000		Ukraine, Government of, Unsecd. Note, Series REGS, 7.75%, 9/1/2019	102,742
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
UYU 3,400,000		Uruguay, Government of, Series 144A, 9.875%, 6/20/2022	$110,766
$250,000		Venezuela, Government of, Sr. Unsecd. Note, 9.00%, 5/7/2023	71,875
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $23,270,060)	19,466,966
		U.S. TREASURY—0.3%
150,000	[4]	United States Treasury Note, 0.75%, 10/31/2018 (IDENTIFIED COST $148,811)	149,201
		PURCHASED CALL OPTION—0.0%
1,044,720		EUR CALL/USD PUT, Bank of America Merrill Lynch, Notional Amount $1,044,720, Exercise Price $1.161, Expiration Date 6/27/2018 (IDENTIFIED COST $9,915)	14,517
		PURCHASED PUT OPTIONS—0.1%
		Foreign Currency—0.1%
550,000		USD PUT/BRL CALL, Goldman Sachs, Notional Amount $550,000, Exercise Price $3.75, Expiration Date 6/20/2018	9,411
1,000,000		USD PUT/MXN CALL, CITI Bank, Notional Amount $1,000,000, Exercise Price $20.046, Expiration Date 6/20/2018	14,812
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $26,942)	24,223
		INVESTMENT COMPANY—2.9%
1,412,770		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.95%[5] (IDENTIFIED COST $1,412,911)	1,412,911
		TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $53,105,609)[6]	48,462,387
		OTHER ASSETS AND LIABILITIES - NET—(0.7)%[7]	(360,286)
		TOTAL NET ASSETS—100%	$48,102,101
At May 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
3U.S. Treasury Notes 10-Year, Short Futures	55	$6,624,063	September 2018	$(60,124)
At May 31, 2018, the Fund had the following open swap contracts:
Semi-Annual Shareholder Report

CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 5/31/2018[8]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized (Depreciation)
OTC Swaps:
Goldman Sachs	Government of Argentina	Sell	5.00%	6/20/2023	3.91%	$300,000	$13,219	$16,727	$(3,508)
Goldman Sachs	Government of Brazil	Sell	1.00%	6/20/2023	2.33%	$300,000	$(17,760)	$(15,023)	$(2,737)
Barclays	Government of Mexico	Sell	1.00%	6/20/2023	1.41%	$450,000	$(8,491)	$(5,467)	$(3,024)
TOTAL CREDIT DEFAULT SWAPS							$(13,032)	$(3,763)	$(9,269)
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
OTC Swaps:
Goldman Sachs	1M MXIBTIIE	Pay	6.07%	9/24/2021	MXN 20,000,000	$(57,476)	$(57,476)
HSBC	MXIBTIIE	Pay	6.19%	7/20/2026	MXN 23,000,000	$(130,655)	$(130,655)
						$(188,131)	$(188,131)
Centrally Cleared Swaps:
LCH	6M WIBOR	Pay	2.47%	1/25/2023	PLN 3,800,000	$6,556	$6,556
LCH	3M JIBAR	Pay	8.26%	4/3/2027	ZAR 10,000,000	$18,466	$18,466
						$25,022	$25,022
TOTAL INTEREST RATE SWAPS						$(163,109)	$(163,109)
At May 31, 2018, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/7/2018	BNP Paribas	2,000,000 PLN	$594,314	$(52,928)
7/9/2018	Bank of America	36,100,000 INR	447,336 EUR	$7,964
7/27/2018	Bank of America	425,000,000 COP	$147,212	$(514)
7/27/2018	Bank of America	425,000,000 COP	$148,549	$(1,851)
8/2/2018	Bank of America	1,910,000 BRL	469,230 EUR	$(41,591)
8/20/2018	Goldman Sachs	32,600,000 MXN	$1,623,718	$(12,217)
8/24/2018	Barclays	181,700,000 HUF	$677,288	$(9,419)
8/24/2018	Citibank	12,800,000 CZK	$589,712	$(7,507)
8/24/2018	Citibank	4,670,000 PLN	$1,285,923	$(19,693)
10/19/2018	BNP Paribas	6,150,000 ARS	$276,965	$(59,808)
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold:
7/9/2018	Bank of America	36,100,000 INR	452,608 EUR	$(1,781)
7/27/2018	Bank of America	850,000,000 COP	$300,725	$7,329
8/6/2018	Citibank	475,000 EUR	11,431,844 MXN	$8,090
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(183,926)
Net Unrealized Appreciation (Depreciation) on Futures Contracts and Foreign Exchange Contracts and value for Swap Contracts is included in “Other Assets and Liabilities-Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2017	1,588,079
Purchases/Additions	21,691,333
Sales/Reductions	(21,866,642)
Balance of Shares Held 5/31/2018	1,412,770
Value	$1,412,911
Change in Unrealized Appreciation/Depreciation	$0
Net Realized Gain/(Loss)	$(86)
Dividend Income	$9,838
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate at time of purchase.
3	Non-income-producing security.
4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts and outstanding swap contracts.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $53,146,974.
7	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.
8	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2018.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$27,394,569	$—	$27,394,569
Foreign Governments/Agencies	—	19,466,966	—	19,466,966
U.S. Treasury	—	149,201	—	149,201
Purchased Call Option	—	14,517	—	14,517
Purchased Put Options		24,223		24,223
Investment Company	1,412,911	—	—	1,412,911
TOTAL SECURITIES	$1,412,911	$47,049,476	$—	$48,462,387
Other Financial Instruments:
Assets
Futures Contracts	$—	$—	$—	$—
Foreign Exchange Contracts	—	23,383	—	23,383
Swap Contracts	—	38,241	—	38,241
Liabilities
Futures Contracts	$(60,124)	$—	$—	$(60,124)
Foreign Exchange Contracts	—	(207,309)	—	(207,309)
Swap Contracts	—	(214,382)	—	(214,382)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(60,124)	$(360,067)	$—	$(420,191)
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ARS	—Argentina Peso
BRL	—Brazilian Real
CJSC	—Closed Joint Stock Company
CMT	—Constant Maturity Treasury
CZK	—Czech Koruna
COP	—Colombian Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
EUR	—Euro
GDP	—Gross Domestic Product
GMTN	—Global Medium Term Note
HUF	—Hungarian Forint
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Agreed Rate
JSC	—Joint Stock Company
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXIBTIIE	—Mexico Interbank Equilibrium Interest 28 Day Rate
MXN	—Mexican Peso
NGN	—Nigerian Naira
OJSC	—Open Joint Stock Company
OTC	—Over-the-Counter
PEN	—Peruvian Neuvo Sol
PJSC	—Public Joint Stock Company
PLN	—Polish Zloty
RUB	—Russian Ruble
TRY	—Turkish Lira
UYU	—Uruguayan Peso
WIBOR	—Warsaw Interbank Offered Rate
ZAR	—South African Rand
See Notes which are an intergral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$8.72	$8.00	$8.21	$9.28	$9.31	$10.56
Income From Investment Operations:
Net investment income	0.24	0.60[1]	0.63[1]	0.50[1]	0.51	0.50[1]
Net realized and unrealized gain (loss)	(0.65)	0.37	(0.51)	(0.95)	(0.04)	(1.25)
TOTAL FROM INVESTMENT OPERATIONS	(0.41)	0.97	0.12	(0.45)	0.47	(0.75)
Less Distributions:
Distributions from net investment income	(0.18)	(0.25)	(0.29)	(0.27)	(0.45)	(0.50)
Distributions from net realized gain	—	—	—	(0.35)	(0.05)	—
Return of capital[2]	—	—	(0.04)	—	—	—
TOTAL DISTRIBUTIONS	(0.18)	(0.25)	(0.33)	(0.62)	(0.50)	(0.50)
Net Asset Value, End of Period	$8.13	$8.72	$8.00	$8.21	$9.28	$9.31
Total Return[3]	(4.78)%	12.22%	1.53%	(4.88)%	5.09%	(7.30)%
Ratios to Average Net Assets:
Net expenses	1.21%[4,5]	1.20%[5]	1.19%	1.18%	1.18%	1.18%
Net investment income	5.65%[4]	6.98%	7.76%	5.93%	5.32%	4.91%
Expense waiver/reimbursement[6]	0.74%[4]	0.92%	0.96%	0.62%	0.48%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,742	$34,085	$38,212	$49,812	$68,343	$90,399
Portfolio turnover	79%	123%	134%	200%	235%	66%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.21% and 1.20% for the six months ended May 31, 2018, and year ended November 30, 2017, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$8.67	$7.96	$8.17	$9.23	$9.28	$10.52
Income From Investment Operations:
Net investment income	0.21	0.54[1]	0.57[1]	0.44[1]	0.44	0.44[1]
Net realized and unrealized gain (loss)	(0.65)	0.36	(0.51)	(0.95)	(0.05)	(1.25)
TOTAL FROM INVESTMENT OPERATIONS	(0.44)	0.90	0.06	(0.51)	0.39	(0.81)
Less Distributions:
Distributions from net investment income	(0.15)	(0.19)	(0.24)	(0.20)	(0.39)	(0.43)
Distributions from net realized gain	—	—	—	(0.35)	(0.05)	—
Return of capital[2]	—	—	(0.03)	—	—	—
TOTAL DISTRIBUTIONS	(0.15)	(0.19)	(0.27)	(0.55)	(0.44)	(0.43)
Net Asset Value, End of Period	$8.08	$8.67	$7.96	$8.17	$9.23	$9.28
Total Return[3]	(5.16)%	11.32%	0.77%	(5.51)%	4.23%	(7.92)%
Ratios to Average Net Assets:
Net Expenses	1.96%[4,5]	1.95%[5]	1.94%	1.93%	1.93%	1.93%
Net investment income	4.94%[4]	6.42%	7.04%	5.16%	4.56%	4.35%
Expense waiver/reimbursement[5]	0.74%[4]	0.94%	0.96%	0.61%	0.48%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,553	$6,669	$9,871	$14,765	$25,062	$31,114
Portfolio turnover	79%	123%	134%	200%	235%	66%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.96% and 1.95% for the six months ended May 31, 2018, and year ended November 30, 2017, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$8.74	$8.01	$8.23	$9.30	$9.32	$10.57
Income From Investment Operations:
Net investment income	0.27	0.61[1]	0.67[1]	0.53[1]	0.52	0.53[1]
Net realized and unrealized gain (loss)	(0.68)	0.39	(0.54)	(0.96)	(0.02)	(1.25)
TOTAL FROM INVESTMENT OPERATIONS	(0.41)	1.00	0.13	(0.43)	0.50	(0.72)
Less Distributions:
Distributions from net investment income	(0.19)	(0.27)	(0.30)	(0.29)	(0.47)	(0.53)
Distributions from net realized gain	—	—	—	(0.35)	(0.05)	—
Return of capital[2]	—	—	(0.05)	—	—	—
TOTAL DISTRIBUTIONS	(0.19)	(0.27)	(0.35)	(0.64)	(0.52)	(0.53)
Net Asset Value, End of Period	$8.14	$8.74	$8.01	$8.23	$9.30	$9.32
Total Return[3]	(4.76)%	12.62%	1.66%	(4.62)%	5.41%	(7.06)%
Ratios to Average Net Assets:
Net expenses	0.96%[4,5]	0.96%[5]	0.94%	0.93%	0.93%	0.93%
Net investment income	5.96%[4]	7.05%	8.21%	6.20%	5.58%	5.23%
Expense waiver/reimbursement[6]	0.74%[4]	0.89%	0.94%	0.62%	0.48%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,807	$15,457	$11,731	$25,748	$37,734	$31,061
Portfolio turnover	79%	123%	134%	200%	235%	66%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The expense ratios are 0.96% and 0.96% for the six months ended May 31, 2018, and the year ended November 30, 2017, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2018 (unaudited)
Assets:
Investment in securities, at value including $1,412,911 of investment in an affiliated holding (identified cost $53,105,609)		$48,462,387
Deposit at broker for futures contracts		49,500
Income receivable		574,233
Receivable for investments sold		340,546
Receivable for shares sold		38,169
Unrealized appreciation on foreign exchange contracts		23,383
Swaps, at value (net premium paid of $16,727)		13,219
Receivable for periodic payments from swap contracts		3,729
TOTAL ASSETS		49,505,166
Liabilities:
Payable for investments purchased	$689,454
Swaps, at value (net premium received of $20,490)	214,382
Unrealized depreciation on foreign exchange contracts	207,309
Bank overdraft	1,710
Payable for shares redeemed	106,176
Payable for capital gains taxes withheld	8,868
Payable for daily variation margin on centrally cleared swaps	7,245
Payable for portfolio accounting fees	79,772
Payable for daily variation margin on futures contracts	7,734
Payable for other service fees (Notes 2 and 5)	7,023
Payable for distribution services fee (Note 5)	3,625
Payable for administrative fees	106
Accrued expenses (Note 5)	69,661
TOTAL LIABILITIES		1,403,065
Net assets for 5,918,430 shares outstanding		$48,102,101
Net Assets Consists of:
Paid-in capital		$63,733,650
Net unrealized depreciation		(5,069,249)
Accumulated net realized loss		(10,908,658)
Undistributed net investment income		346,358
TOTAL NET ASSETS		$48,102,101
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($31,742,060 ÷ 3,904,242 shares outstanding) $0.001 par value, 500,000,000 shares authorized	$8.13
Offering price per share (100/95.50 of $8.13)	$8.51
Redemption proceeds per share	$8.13
Class C Shares:
Net asset value per share ($5,552,614 ÷ 686,908 shares outstanding) $0.001 par value, 200,000,000 shares authorized	$8.08
Offering price per share	$8.08
Redemption proceeds per share (99.00/100 of $8.08)	$8.00
Institutional Shares:
Net asset value per share ($10,807,427 ÷ 1,327,280 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$8.14
Offering price per share	$8.14
Redemption proceeds per share	$8.14
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2018 (unaudited)
Investment Income:
Interest (net of foreign tax withheld of $829)			$1,898,799
Dividends received from an affiliated holding, see footnotes to Portfolio of Investments			9,838
TOTAL INCOME			1,908,637
Expenses:
Investment adviser fee (Note 5)		$234,918
Administrative fee (Note 5)		22,293
Custodian fees		23,388
Transfer agent fees		37,492
Directors'/Trustees' fees (Note 5)		1,459
Auditing fees		18,569
Legal fees		3,921
Distribution services fee (Note 5)		26,263
Other service fees (Notes 2 and 5)		51,480
Portfolio accounting fees		74,721
Share registration costs		25,891
Printing and postage		14,645
Miscellaneous (Note 5)		13,112
TOTAL EXPENSES		548,152
Waiver, Reimbursement and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(203,755)
Reduction of custodian fees (Note 6)	(139)
TOTAL WAIVER, REIMBURSEMENT AND REDUCTION		(203,894)
Net expenses			344,258
Net investment income			$1,564,379
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Exchange Contracts, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized loss on investments (including net realized loss of $86 on sales of investments in affiliated holding) and foreign currency transactions	$(1,821,022)
Net realized loss on foreign exchange contracts	(168,845)
Net realized gain on futures contracts	75,609
Net realized loss on swap contracts	(34,694)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency	(1,766,984)
Net change in unrealized appreciation of foreign exchange contracts	(289,430)
Net change in unrealized depreciation of futures contracts	(60,124)
Net change in unrealized depreciation of swap contracts	7,379
Net realized and unrealized loss on investments, foreign exchange contracts, futures contracts, swap contracts and foreign currency transactions	(4,058,111)
Change in net assets resulting from operations	$(2,493,732)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2018	Year Ended 11/30/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,564,379	$4,292,165
Net realized loss	(1,948,952)	(598,799)
Net change in unrealized appreciation/depreciation	(2,109,159)	3,453,879
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(2,493,732)	7,147,245
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(726,440)	(1,107,935)
Class B Shares[1]	(25,599)	(59,161)
Class C Shares	(110,962)	(174,969)
Institutional Shares	(322,430)	(411,186)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,185,431)	(1,753,251)
Share Transactions:
Proceeds from sale of shares	6,565,217	18,237,933
Net asset value of shares issued to shareholders in payment of distributions declared	1,032,062	1,474,613
Cost of shares redeemed	(14,300,904)	(29,628,920)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,703,625)	(9,916,374)
Change in net assets	(10,382,788)	(4,522,380)
Net Assets:
Beginning of period	58,484,889	63,007,269
End of period (including undistributed (distributions in excess of) net investment income of $346,358 and $(32,590), respectively)	$48,102,101	$58,484,889
1	On February 2, 2018, Class B Shares were converted into Class A Shares.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2018 (unaudited)
1. ORGANIZATION
Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Emerging Market Debt Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek a high level of current income. The Fund has a secondary objective of capital appreciation.
At the close of business, on February 2, 2018, Class B Shares were converted into the Fund's existing Class A Shares pursuant to a Plan of Conversion approved by the Fund's Board of Directors (the “Directors”). The conversion occurred on a tax-free basis. The cash value of a shareholder's investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Semi-Annual Shareholder Report

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver, reimbursement and reduction of $203,894 is disclosed in various locations in Notes 5 and Note 6.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$42,726
Class B Shares	996
Class C Shares	7,758
TOTAL	$51,480
Prior to their conversion to Class A Shares at the close of business on February 2, 2018, the Class B Shares were also subject to these fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a determined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements to seek to increase yield, income and return, and to manage currency risk, duration risk, market risk and yield curve risk. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. Interest rate swap agreements generally involve the agreement by the Fund to pay the counterparty a fixed or floating interest rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. The Fund's maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of the value and recourse in the event of default or bankruptcy/solvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps
Semi-Annual Shareholder Report

outstanding at May 31, 2018, is $1,050,000. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash or securities deposited in a segregated account offsets the amount due to the broker reducing the net settlement amount to zero.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swaps, at value at period end, including net unrealized appreciation/depreciation, are listed after the Fund's Portfolio of Investments.
The average notional amount of credit default swap contracts and average value of interest rate swap contracts held by the Fund throughout the period was $3,417,857 and $183,117, respectively. This is based on amounts held as of each month end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase yield, income and return and to manage country and currency risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Semi-Annual Shareholder Report

Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $104,452 and $87,883, respectively. This is based on the amounts held as of each month end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration risk, market risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional values of long and short futures contracts held by the Fund throughout the period was $368,951 and 946,295, respectively. This is based on amounts held as of each month end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Option Contracts
The Fund buys or sells put and call options to seek to increase return, and to manage currency risk, duration risk, market risk and sector/asset class risk. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period end are listed in the Fund's Portfolio of Investments.
At May 31, 2018, the Fund had no outstanding written options.
The average market values of purchased options held by the Fund throughout the period was $8,144. This is based on amounts held as of each month end throughout the six-month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset	Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$23,383	Unrealized depreciation on foreign exchange contracts	$207,309
Foreign exchange contracts	Purchased options, in securities at value	38,740		—
Interest rate contracts		—	Payable for daily variation margin on futures contracts	60,124*
Credit contracts	Swaps, at value	13,219	Swaps, at value	26,251
Interest rate contracts		—	Swaps, at value	188,131
Interest rate contracts		—	Payable for daily variation margin on centrally cleared swaps	(25,022)**
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$75,342		$456,793
*	Includes cumulative depreciation on futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
**	Includes cumulative appreciation on centrally cleared swaps as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts	Total
Credit Default Swap Contracts	$—	$—	$(23,936)	$(23,936)
Interest Rate Swap Contracts	—	(10,758)	—	(10,758)
Purchased Options[1]	(39,487)	—	—	(39,487)
Foreign Exchange Contracts	(168,845)	—	—	(168,845)
Futures Contracts	—	75,609	—	75,609
TOTAL	$(208,332)	$64,851	$(23,936)	$(167,417)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts	Total
Credit Default Swap Contracts	$—	$—	$(192)	$(192)
Interest Rate Swap Contracts	—	7,571	—	7,571
Purchased Options[2]	5,729	—	—	5,729
Foreign Exchange Contracts	(289,430)	—	—	(289,430)
Futures Contracts	—	(60,124)	—	(60,124)
TOTAL	$(283,701)	$(52,553)	$(192)	$(336,446)
1	The net realized loss on Purchased Options is found within the Net realized loss on investments and foreign currency transactions on the Statement of Operations.
2	The net change in unrealized depreciation of Purchased Options is found within the Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency on the Statement of Operations.
Semi-Annual Shareholder Report

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. As of May 31, 2018, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Swap Contracts	$13,219	$(13,219)	$—	$—
Foreign Exchange Contracts	23,383	(23,383)	—	—
TOTAL	$36,602	$(36,602)	$—	$—

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount
Swap Contracts	$214,382	$(13,219)	$—	$201,163
Foreign Exchange Contracts	207,309	(23,383)	—	183,926
TOTAL	$421,691	$(36,602)	$—	$385,089
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	520,467	$4,512,696	1,137,616	$9,784,473
Shares issued to shareholders in payment of distributions declared	71,724	614,894	106,426	913,003
Shares redeemed	(595,879)	(5,082,249)	(2,112,432)	(18,185,586)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,688)	$45,341	(868,390)	$(7,488,110)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2018[1]		Year Ended 11/30/2017
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	2,642	22,766	6,101	52,039
Shares redeemed	(264,405)	(2,291,038)	(144,834)	(1,236,862)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(261,763)	$(2,268,272)	(138,733)	$(1,184,823)
1	On February 2, 2018, Class B Shares were converted to Class A Shares.

	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	12,197	$103,995	17,164	$146,924
Shares issued to shareholders in payment of distributions declared	10,727	91,606	14,986	127,824
Shares redeemed	(104,954)	(893,883)	(504,006)	(4,275,177)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(82,030)	$(698,282)	(471,856)	$(4,000,429)

	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	225,185	$1,948,526	957,180	$8,306,536
Shares issued to shareholders in payment of distributions declared	35,228	302,796	44,333	381,747
Shares redeemed	(702,493)	(6,033,734)	(696,109)	(5,931,295)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(442,080)	$(3,782,412)	305,404	$2,756,988
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(789,561)	$(6,703,625)	(1,173,575)	$(9,916,374)
4. FEDERAL TAX INFORMATION
At May 31, 2018, the cost of investments for federal tax purposes was $53,146,974. The net unrealized depreciation of investments for federal tax purposes was $5,101,015. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $367,689 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,468,704. The amounts presented are inclusive of derivative contracts.
At November 30, 2017, the Fund had a capital loss carryforward of $8,946,613 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for
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federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$5,274,551	$3,672,062	$8,946,613
At November 30, 2017, for federal tax purposes, the Fund had $254 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2018, the Adviser waived $203,318 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2018, the Adviser reimbursed $437.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended May 31, 2018, the annualized fee paid to FAS was 0.081% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.75% of average daily net assets annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
Prior to their conversion to Class A Shares at the close of business on February 2, 2018, the Class B Shares were also subject to the Plan at 0.75% of average daily net assets of the Class B Shares. For the six months ended May 31, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$2,989
Class C Shares	23,274
TOTAL	$26,263
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2018, FSC retained $3,343 of fees paid by the Fund.
Other Service Fees
For the six months ended May 31, 2018, FSSC received $4,635 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2018, FSC retained $473 in sales charges from the sale of Class A Shares. FSC also retained $1,386 CDSC relating to redemptions of Class B Shares.
Interfund Transactions
During the six months ended May 31, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $868,566 and $489,067, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.18%, 1.93% and 0.93% (the “Fee Limit”), respectively,
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up to but not including the later of (the “Termination Date”): (a) February 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in the Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and the Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended May 31, 2018, the Fund's expenses were reduced by $139 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2018, were as follows:
Purchases	$41,300,814
Sales	$47,779,716
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
9. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of May 31, 2018, the Fund had no outstanding loans. During the six months ended May 31, 2018, the Fund did not utilize the LOC.
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10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2018, there were no outstanding loans. During the six months ended May 31, 2018, the program was not utilized.
11. Subsequent Event
Effective August 1, 2018, an automatic conversion feature for Class C Shares will be implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2017 to May 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2017	Ending Account Value 5/31/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$952.20	$5.89
Class C Shares	$1,000	$948.40	$9.52
Institutional Shares	$1,000	$952.40	$4.67
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.90	$6.09
Class C Shares	$1,000	$1,015.16	$9.85
Institutional Shares	$1,000	$1,020.14	$4.84
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365(to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.21%
Class C Shares	1.96%
Institutional Shares	0.96%
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Evaluation and Approval of Advisory Contract–May 2018
Federated Emerging Market Debt Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Directors, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Directors were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Directors encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Directors without management present, senior management of the Adviser also met with the Independent Directors and their counsel to discuss the materials presented and such additional matters as the Independent Directors deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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It was noted in the materials for the Board meeting that for the period covered by the CCO Fee Evaluation Report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In
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addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its
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receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or
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adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Emerging Market Debt Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U771
CUSIP 31428U755
CUSIP 31428U615
G01949-02 (7/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
May 31, 2018
Share Class | Ticker	A | FGFAX	B | FGFBX	C | FGFCX
	R | FGFRX	Institutional | FGFLX	R6 | FGRSX

Federated International Leaders Fund
Fund Established 1998

A Portfolio of Federated World Investment Series, Inc.
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2017 through May 31, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2018, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
France	17.2%
Germany	13.4%
Switzerland	10.2%
United Kingdom	9.8%
Netherlands	7.7%
Italy	7.1%
Japan	6.6%
Ireland	4.2%
Singapore	2.3%
South Africa	2.2%
Hong Kong	2.2%
South Korea	1.7%
Sweden	1.4%
Spain	1.3%
United States	1.0%
Securities Lending Collateral[2]	7.8%
Cash Equivalents[3]	11.5%
Derivative Contracts[4]	0.2%
Other Assets and Liabilities—Net[5]	(7.8)%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

At May 31, 2018, the Fund's sector classification composition6 was as follows:
Sector Classification	Percentage of Total Net Assets
Financials	23.8%
Consumer Discretionary	19.0%
Industrials	14.2%
Materials	8.3%
Health Care	7.7%
Information Technology	5.2%
Energy	5.1%
Consumer Staples	2.4%
Real Estate	1.7%
Telecommunication Services	0.9%
Securities Lending Collateral[2]	7.8%
Cash Equivalents[3]	11.5%
Derivative Contracts[4]	0.2%
Other Assets and Liabilities—Net[5]	(7.8)%
TOTAL	100.0%
6	Except for Cash Equivalents, Derivative Contracts, Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report
2

Portfolio of Investments
May 31, 2018 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—88.3%
		France—17.2%
1,434,510		Accor SA	$78,875,048
1,086,751		AXA SA	27,215,520
818,037	[1]	BNP Paribas SA	51,004,122
892,176		Edenred	28,756,658
109,480	[1]	Kering SA	63,170,134
1,109,207	[1]	Orange SA	19,065,359
85,601		Pernod Ricard SA	14,419,808
188,000	[1]	Publicis Groupe SA	13,133,974
201,000	[1]	Societe Generale SA	8,696,340
2,376,293		Television Francaise 1 SA TF1	26,045,284
390,000		Valeo SA	24,712,661
		TOTAL	355,094,908
		Germany—13.4%
403,926		Bayerische Motoren Werke AG	40,315,636
542,421		Daimler AG	39,129,431
321,000		Deutsche Post AG	12,187,459
659,617		HeidelbergCement AG	58,468,048
2,095,517		Kloeckner & Co. SE	25,085,199
9,123		Puma SE	5,534,003
346,097		Rheinmetall AG	44,174,006
450,594		SAP SE	50,761,900
		TOTAL	275,655,682
		Hong Kong—2.2%
4,280,040		Dah Sing Financial Holdings Ltd.	28,176,617
1,065,061		Sun Hung Kai Properties Ltd.	17,161,631
		TOTAL	45,338,248
		Ireland—4.2%
3,985,050		AIB Group PLC	21,777,758
1,746,305		CRH PLC	64,519,811
		TOTAL	86,297,569
		Italy—7.1%
2,380,358		Eni SpA	43,487,366
12,123,750		Intesa Sanpaolo SpA	35,971,360
5,886,600		PRADA SpA	30,811,825
Semi-Annual Shareholder Report
3

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Italy—continued
2,212,185		UniCredit SpA	$36,961,064
		TOTAL	147,231,615
		Japan—6.6%
597,100		Chugai Pharmaceutical Co. Ltd.	33,622,901
469,100		Daiwa House Industry Co. Ltd.	16,950,884
788,000		Honda Motor Co., Ltd.	25,042,031
518,400		Komatsu Ltd.	16,958,165
402,900		Omron Corp.	21,060,207
57,500		SMC Corp.	21,767,560
		TOTAL	135,401,748
		Netherlands—7.7%
1,131,936		ABN AMRO Group NV, GDR	29,438,449
208,781		Akzo Nobel NV	18,297,210
1,213,256		Koninklijke Philips NV	49,536,979
1,755,068		Royal Dutch Shell PLC, Class A	61,064,287
		TOTAL	158,336,925
		Singapore—2.3%
2,265,939		DBS Group Holdings Ltd.	47,796,052
		South Africa—2.2%
1,243,813		Anglo American PLC	29,727,756
66,100		Naspers Ltd., Class N	15,729,695
		TOTAL	45,457,451
		South Korea—1.7%
736,700		Samsung Electronics Co. Ltd.	34,581,483
		Spain—1.3%
4,914,654		Banco Santander, SA	26,367,099
		Sweden—1.4%
1,308,140		Assa Abloy AB, Class B	28,143,117
		Switzerland—10.2%
223,788		Cie Financiere Richemont SA	20,550,805
4,536,571	[2]	Credit Suisse Group AG	68,915,611
285,380		Ferguson PLC	22,117,344
743,435	[2]	Julius Baer Group Ltd.	43,259,737
122,250	[2]	Lonza Group AG	32,811,520
308,255		Nestle SA	23,233,287
		TOTAL	210,888,304
Semi-Annual Shareholder Report
4

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	United Kingdom—9.8%
1,100,227	Ashtead Group PLC	$33,950,781
580,117	AstraZeneca PLC	42,343,968
375,744	Diageo PLC	13,801,544
7,320,000	G4S PLC	26,271,407
4,650,548	Pagegroup PLC	32,689,363
1,839,474	Prudential PLC ADR	44,180,865
569,504	WPP PLC	9,334,346
	TOTAL	202,572,274
	United States—1.0%
748,280	Invesco Ltd.	20,443,010
	TOTAL COMMON STOCKS (IDENTIFIED COST $1,443,809,692)	1,819,605,485
	INVESTMENT COMPANIES—19.3%
126,217,796	Federated Government Obligations Fund, Premier Shares, 1.65%[3]	126,217,796
272,087,365	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.95%[3]	272,111,035
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $398,357,949)	398,328,831
	TOTAL INVESTMENT IN SECURITIES—107.6% (IDENTIFIED COST $1,842,167,641)[4]	2,217,934,316
	OTHER ASSETS AND LIABILITIES - NET—(7.6)%[5]	(156,282,120)
	TOTAL NET ASSETS—100%	$2,061,652,196
At May 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Notional Expiration Value Date	Value and Unrealized Appreciation
[2]The Tokyo Price Index, Long Futures	956	JPY 153,306,246	June 2018	$3,556,693
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
Semi-Annual Shareholder Report
5

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2018, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total
Balance of Shares Held 11/30/2017	54,153,083	260,062,346	314,215,429
Purchases/Additions	607,523,206	575,892,024	1,183,415,230
Sales/Reductions	(535,458,493)	(563,867,005)	(1,099,325,498)
Balance of Shares Held 5/31/2018	126,217,796	272,087,365	398,305,161
Value	$126,217,796	$272,111,035	$398,328,831
Change in Unrealized Appreciation/Depreciation	NA	$2,411	$2,411
Net Realized Gain/(Loss)	NA	$(23,712)	$(23,712)
Dividend Income	$118,230	$2,071,284	$2,189,514
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
2	Non-income-producing security.
3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
6

The following is a summary of the inputs used, as of May 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$ 20,443,010	$ 1,799,162,475	$—	$1,819,605,485
Investment Companies	398,328,831	—	—	398,328,831
TOTAL SECURITIES	$418,771,841	$1,799,162,475	$—	$2,217,934,316
Other Financial Instruments:[1]
Assets	$3,556,693	$—	$—	$3,556,693
Liabilities	$—	$—	$—	$—
OTHER FINANCIAL INSTRUMENTS	$3,556,693	$—	$—	$3,556,693
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
JPY	—Japanese Yen
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$36.99	$28.93	$32.30	$33.41	$33.49	$25.65
Income From Investment Operations:
Net investment income	0.58	0.49[1]	0.52[1]	0.37[1]	0.38[1]	0.32[1]
Net realized and unrealized gain (loss)	(0.36)	8.19	(3.45)	(1.22)	(0.12)	7.73
TOTAL FROM INVESTMENT OPERATIONS	0.22	8.68	(2.93)	(0.85)	0.26	8.05
Less Distributions:
Distributions from net investment income	(0.14)	(0.62)	(0.44)	(0.26)	(0.34)	(0.21)
Net Asset Value, End of Period	$37.07	$36.99	$28.93	$32.30	$33.41	$33.49
Total Return[2]	0.61%	30.58%	(9.17)%	(2.54) %	0.77%	31.60%
Ratios to Average Net Assets:
Net expenses	1.22%[3,4]	1.22%[4]	1.21%[4]	1.21%	1.22%	1.36%
Net investment income	3.02%[3]	1.49%	1.61%	1.10%	1.14%	1.12%
Expense waiver/reimbursement[5]	0.18%[3]	0.20%	0.20%	0.19%	0.21%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$440,949	$451,829	$482,621	$785,538	$638,630	$465,895
Portfolio turnover	15%	10%	34%[6]	2%	4%	5%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.22% for the six months ended May 31, 2018, and 1.22% and 1.21% for the years ended November 30, 2017 and November 30, 2016, respectively, after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	The portfolio turnover rate was higher from the prior year as a result of significant fund outflows, and fundamental imbalances in the equity markets from a “bottom up” basis which arose from extreme market volatility that was caused by macroeconomic and political events.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$34.41	$26.94	$30.11	$31.18	$31.30	$24.01
Income From Investment Operations:
Net investment income	0.34	0.26[1]	0.25[1]	0.12[1]	0.11[1]	0.11[1]
Net realized and unrealized gain (loss)	(0.26)	7.62	(3.20)	(1.15)	(0.09)	7.22
TOTAL FROM INVESTMENT OPERATIONS	0.08	7.88	(2.95)	(1.03)	0.02	7.33
Less Distributions:
Distributions from net investment income	—	(0.41)	(0.22)	(0.04)	(0.14)	(0.04)
Net Asset Value, End of Period	$34.49	$34.41	$26.94	$30.11	$31.18	$31.30
Total Return[2]	0.23%	29.62%	(9.85)%	(3.30)%	0.05%	30.58%
Ratios to Average Net Assets:
Net expenses	1.97%[3,4]	1.97%[4]	1.96%[4]	1.96%	1.97%	2.12%
Net investment income	2.18%[3]	0.84%	0.88%	0.39%	0.36%	0.39%
Expense waiver/reimbursement[5]	0.21%[3]	0.24%	0.26%	0.23%	0.24%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,748	$23,588	$19,745	$27,748	$25,457	$23,141
Portfolio turnover	15%	10%	34%[6]	2%	4%	5%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.97% for the six months ended May 31, 2018, and 1.97% and 1.96% for the years ended November 30, 2017 and November 30, 2016, respectively, after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
6	The portfolio turnover rate was higher from the prior year as a result of significant fund outflows, and fundamental imbalances in the equity markets from a “bottom up” basis which arose from extreme market volatility that was caused by macroeconomic and political events.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$34.30	$26.82	$30.02	$31.12	$31.28	$23.97
Income From Investment Operations:
Net investment income	0.40	0.24[1]	0.26[1]	0.07[1]	0.11[1]	0.09[1]
Net realized and unrealized gain (loss)	(0.32)	7.61	(3.20)	(1.09)	(0.09)	7.23
TOTAL FROM INVESTMENT OPERATIONS	0.08	7.85	(2.94)	(1.02)	0.02	7.32
Less Distributions:
Distributions from net investment income	—	(0.37)	(0.26)	(0.08)	(0.18)	(0.01)
Net Asset Value, End of Period	$34.38	$34.30	$26.82	$30.02	$31.12	$31.28
Total Return[2]	0.23%	29.63%	(9.85)%	(3.29)%	0.06%	30.57%
Ratios to Average Net Assets:
Net expenses	1.97%[3,4]	1.97%[4]	1.96%[4]	1.96%	1.97%	2.12%
Net investment income	2.30%[3]	0.79%	0.90%	0.22%	0.34%	0.35%
Expense waiver/reimbursement[5]	0.18%[3]	0.23%	0.24%	0.24%	0.26%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$122,889	$121,775	$100,153	$147,373	$100,558	$55,168
Portfolio turnover	15%	10%	34%[6]	2%	4%	5%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.97% for the six months ended May 31, 2018, and 1.97% and 1.96% for the years ended November 30, 2017 and November 30, 2016, respectively, after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	The portfolio turnover rate was higher from the prior year as a result of significant fund outflows, and fundamental imbalances in the equity markets from a “bottom up” basis which arose from extreme market volatility that was caused by macroeconomic and political events.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,				Period Ended 11/30/2013[1]
		2017	2016	2015	2014
Net Asset Value, Beginning of Period	$36.73	$28.75	$32.11	$33.32	$33.47	$27.08
Income From Investment Operations:
Net investment income (loss)	0.49	0.48[2]	0.41[2]	0.33[2]	(0.10)[2]	(0.03)[2]
Net realized and unrealized gain (loss)	(0.31)	8.09	(3.38)	(1.23)	0.31	6.42
TOTAL FROM INVESTMENT OPERATIONS	0.18	8.57	(2.97)	(0.90)	0.21	6.39
Less Distributions:
Distributions from net investment income	(0.07)	(0.59)	(0.39)	(0.31)	(0.36)	—
Net Asset Value, End of Period	$36.84	$36.73	$28.75	$32.11	$33.32	$33.47
Total Return[3]	0.50%	30.35%	(9.35)%	(2.72)%	0.64%	23.60%
Ratios to Average Net Assets:
Net expenses	1.41%[4,5]	1.40%[5]	1.40%[5]	1.39%	1.42%	1.44%[4]
Net investment income (loss)	2.58%[4]	1.45%	1.45%	0.98%	(0.31)%	(0.22)%[4]
Expense waiver/reimbursement[6]	0.40%[4]	0.40%	0.40%	0.40%	0.45%	0.46%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$49,631	$58,351	$52,007	$54,555	$48,227	$317
Portfolio turnover	15%	10%	34%[7]	2%	4%	5%[8]
1	Reflects operations for the period June 24, 2013 (date of initial investment) to November 30, 2013.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.41% for the six months ended May 31, 2018, and 1.40% and 1.40% for the years ended November 30, 2017 and November 30, 2016, respectively, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
7	The portfolio turnover rate was higher from the prior year as a result of significant fund outflows, and fundamental imbalances in the equity markets from a “bottom up” basis which arose from extreme market volatility that was caused by macroeconomic and political events.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2013.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$37.10	$29.03	$32.41	$33.52	$33.57	$25.71
Income From Investment Operations:
Net investment income	0.61	0.63[1]	0.66[1]	0.41[1]	0.43[1]	0.40[1]
Net realized and unrealized gain (loss)	(0.35)	8.16	(3.53)	(1.17)	(0.08)	7.73
TOTAL FROM INVESTMENT OPERATIONS	0.26	8.79	(2.87)	(0.76)	0.35	8.13
Less Distributions:
Distributions from net investment income	(0.23)	(0.72)	(0.51)	(0.35)	(0.40)	(0.27)
Net Asset Value, End of Period	$37.13	$37.10	$29.03	$32.41	$33.52	$33.57
Total Return[2]	0.71%	30.94%	(8.95)%	(2.28)%	1.04%	31.89%
Ratios to Average Net Assets:
Net expenses	0.96%[3,4]	0.96%[4]	0.96%[4]	0.96%	0.96%	1.12%
Net investment income	3.34%[3]	1.87%	1.98%	1.22%	1.30%	1.39%
Expense waiver/reimbursement[5]	0.15%[3]	0.17%	0.19%	0.17%	0.18%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,212,982	$1,136,864	$798,168	$1,379,228	$886,511	$370,569
Portfolio turnover	15%	10%	34%[6]	2%	4%	5%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.96% for the six months ended May 31, 2018, and 0.96% and 0.96% for the years ended November 30, 2017 and November 30, 2016, respectively, after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	The portfolio turnover rate was higher from the prior year as a result of significant fund outflows, and fundamental imbalances in the equity markets from a “bottom up” basis which arose from extreme market volatility that was caused by macroeconomic and political events.
See Notes which are an integral part of the Financial Statements
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12

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,				Period Ended 11/30/2013[1]
		2017	2016	2015	2014
Net Asset Value, Beginning of Period	$37.07	$29.00	$32.37	$33.48	$33.51	$30.30
Income From Investment Operations:
Net investment income	0.65	0.63[2]	0.52[2]	0.50[2]	0.53[2]	0.03[2]
Net realized and unrealized gain (loss)	(0.37)	8.17	(3.37)	(1.25)	(0.16)	3.18
TOTAL FROM INVESTMENT OPERATIONS	0.28	8.80	(2.85)	(0.75)	0.37	3.21
Less Distributions:
Distributions from net investment income	(0.25)	(0.73)	(0.52)	(0.36)	(0.40)	—
Net Asset Value, End of Period	$37.10	$37.07	$29.00	$32.37	$33.48	$33.51
Total Return[3]	0.75%	31.03%	(8.90)%	(2.25)%	1.11%	10.59%
Ratios to Average Net Assets:
Net expenses	0.91%[4,5]	0.91%[5]	0.90%[5]	0.90%	0.91%	0.94%[4]
Net investment income	3.47%[4]	1.90%	1.94%	1.49%	1.58%	0.28%[4]
Expense waiver/reimbursement[6]	0.13%[4]	0.15%	0.14%	0.15%	0.17%	0.21%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$213,454	$204,809	$147,243	$105,259	$55,808	$4,173
Portfolio turnover	15%	10%	34%[7]	2%	4%	5%[8]
1	Reflects operations for the period August 5, 2013 (date of initial investment) to November 30, 2013.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.91% for the six months ended May 31, 2018, and 0.91% and 0.90 for the years ended November 30, 2017 and November 30, 2016, respectively, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
7	The portfolio turnover rate was higher from the prior year as a result of significant fund outflows, and fundamental imbalances in the equity markets from a “bottom up” basis which arose from extreme market volatility that was caused by macroeconomic and political events.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2013.
See Notes which are an integral part of the Financial Statements
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13

Statement of Assets and Liabilities
May 31, 2018 (unaudited)
Assets:
Investment in securities, at value including $153,510,677 of securities loaned and $398,328,831 of investment in affiliated holdings (identified cost $1,842,167,641)		$2,217,934,316
Restricted cash (Note 2)		3,950,591
Cash denominated in foreign currencies (identified cost $176,638)		176,876
Receivable for investments sold		19,715,251
Income receivable		12,577,656
Receivable for shares sold		3,305,096
Receivable for daily variation margin on futures contracts		746,978
TOTAL ASSETS		2,258,406,764
Liabilities:
Payable for collateral due to broker for securities lending	$161,217,796
Payable for investments purchased	32,058,916
Payable for shares redeemed	2,648,520
Payable for other service fees (Notes 2 and 5)	128,292
Payable for distribution services fee (Note 5)	106,240
Payable to adviser (Note 5)	47,397
Payable for administrative fee (Note 5)	4,521
Payable for Directors'/Trustees' fees (Note 5)	292
Accrued expenses (Note 5)	542,594
TOTAL LIABILITIES		196,754,568
Net assets for 55,866,915 shares outstanding		$2,061,652,196
Net Assets Consists of:
Paid-in capital		$1,808,810,469
Net unrealized appreciation		379,265,860
Accumulated net realized loss		(158,836,998)
Undistributed net investment income		32,412,865
TOTAL NET ASSETS		$2,061,652,196
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($440,949,081 ÷ 11,895,586 shares outstanding) $0.001 par value, 200,000,000 shares authorized	$37.07
Offering price per share (100/94.50 of $37.07)	$39.23
Redemption proceeds per share	$37.07
Class B Shares:
Net asset value per share ($21,748,217 ÷ 630,615 shares outstanding) $0.001 par value, 50,000,000 shares authorized	$34.49
Offering price per share	$34.49
Redemption proceeds per share (94.50/100 of $34.49)	$32.59
Class C Shares:
Net asset value per share ($122,888,771 ÷ 3,574,763 shares outstanding) $0.001 par value, 50,000,000 shares authorized	$34.38
Offering price per share	$34.38
Redemption proceeds per share (99.00/100 of $34.38)	$34.04
Class R Shares:
Net asset value per share ($49,630,689 ÷ 1,347,307 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$36.84
Offering price per share	$36.84
Redemption proceeds per share	$36.84
Institutional Shares:
Net asset value per share ($1,212,981,586 ÷ 32,664,921 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$37.13
Offering price per share	$37.13
Redemption proceeds per share	$37.13
Class R6 Shares:
Net asset value per share ($213,453,852 ÷ 5,753,723 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$37.10
Offering price per share	$37.10
Redemption proceeds per share	$37.10
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Operations
Six Months Ended May 31, 2018 (unaudited)
Investment Income:
Dividends (including $2,066,309 received from affiliated holdings, see footnotes to Portfolio of Investments and net of foreign taxes withheld of $4,712,666)			$44,332,106
Net income on securities loaned (includes $123,205 received from affiliated holdings related to cash collateral balances, see footnotes to Portfolio of Investments)			112,687
TOTAL INCOME			44,444,793
Expenses:
Investment adviser fee (Note 5)		$9,342,652
Administrative fee (Note 5)		831,850
Custodian fees		177,573
Transfer agent fees (Note 2)		1,027,055
Directors'/Trustees' fees (Note 5)		9,091
Auditing fees		17,122
Legal fees		4,082
Distribution services fee (Note 5)		697,958
Other service fees (Notes 2 and 5)		749,022
Portfolio accounting fees		122,328
Share registration costs		49,901
Printing and postage		39,154
Miscellaneous (Note 5)		24,947
TOTAL EXPENSES		13,092,735
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,347,781)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(348,848)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,696,629)
Net expenses			11,396,106
Net investment income			33,048,687
Semi-Annual Shareholder Report
16

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Exchange Contracts, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments (including net realized loss of $23,712 on sales of investments in affiliated holdings) and foreign currency translations	$26,746,467
Net realized gain (loss) on foreign exchange contracts	(374,090)
Net realized gain on futures contracts	9,869,654
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized appreciation of $2,411 of investments in affiliated holdings)	(42,060,457)
Net change in unrealized appreciation of futures contracts	(17,165,793)
Net realized and unrealized loss on investments, foreign exchange contracts, futures contracts and foreign currency transactions	(22,984,219)
Change in net assets resulting from operations	$10,064,468
See Notes which are an integral part of the Financial Statements
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17

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2018	Year Ended 11/30/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$33,048,687	$28,949,528
Net realized gain	36,242,031	56,288,375
Net change in unrealized appreciation/depreciation	(59,226,250)	366,409,591
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,064,468	456,647,494
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,754,225)	(9,997,728)
Class B Shares	—	(293,569)
Class C Shares	—	(1,315,584)
Class R Shares	(116,581)	(1,061,981)
Institutional Shares	(7,311,546)	(18,863,353)
Class R6 Shares	(1,330,914)	(3,518,584)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,513,266)	(35,050,799)
Share Transactions:
Proceeds from sale of shares	381,858,445	601,558,767
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated InterContinental Fund	—	115,212,088
Net asset value of shares issued to shareholders in payment of distributions declared	8,915,648	29,493,293
Cost of shares redeemed	(325,890,267)	(765,579,731)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	64,883,826	(19,315,583)
Change in net assets	64,435,028	397,281,112
Net Assets:
Beginning of period	1,997,217,168	1,599,936,056
End of period (including undistributed net investment income of $32,412,865 and $9,877,444, respectively)	$2,061,652,196	$1,997,217,168
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Notes to Financial Statements
May 31, 2018 (unaudited)
1. Organization
Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated International Leaders Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital growth.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Effective December 1, 2017, Class B Shares closed to new accounts and to new investors.
Effective February 1, 2018, Class B Shares were closed to new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains). In addition, on February 1, 2018, Class B Shares closed to inbound exchanges from Class B Shares of other Federated funds, and Class B Share exchanges are only permitted into Class B Shares of Federated Government Reserves Funds, an affiliated government money market fund, see Note 10.
On August 25, 2017, the Fund acquired all of the net assets of Federated InterContinental Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization, in exchange for Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class R6 Shares of the Fund. In connection with the acquisition, the Acquired Fund's Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class R6 Shares were exchanged for Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class R6 Shares of the Fund, respectively. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For all Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class R6 Shares of the Acquired Fund exchanged, a shareholder of the Acquired Fund received approximately 1.48, 1.60, 1.59, 1.47 and 1.47, of the Fund's Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class R6 Shares, respectively.
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The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
3,369,173	$115,212,088	$2,289,333	$1,736,845,113	$1,852,057,201
1	Unrealized Appreciation is included in the Net Assets Received amount shown above.
Assuming the acquisition had been completed on December 1, 2016, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended November 30, 2017, are as follows:
Net investment income*	$31,609,332
Net realized gain on investments	$446,639,437
Net increase in net assets resulting from operations	$478,248,769
*	Net investment income reflects $1,301,239 of pro forma eliminated expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Acquired Fund that has been included in the Fund's Statement of Changes in Net Assets as of November 30, 2017.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar
Semi-Annual Shareholder Report
20

securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value
Semi-Annual Shareholder Report
21

will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $1,696,629 is disclosed in various locations in this Note 2 and Note 5.
For the six months ended May 31, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$285,373	$(103,889)
Class B Shares	18,426	(9,325)
Class C Shares	81,467	(32,338)
Class R Shares	80,299	(4,327)
Institutional Shares	541,933	(127,764)
Class R6 Shares	19,557	—
TOTAL	$1,027,055	$(277,643)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
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23

For the six months ended May 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$563,839
Class B Shares	28,947
Class C Shares	156,236
TOTAL	$749,022
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage country, currency and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the period end are listed after the Fund's Portfolio of Investments.
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The average notional value of long futures contracts held by the Fund throughout the six-month period was $188,054,471. This is based on amounts held as of each month-end throughout the six-month fiscal year.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.
The securities lending agreement permits the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts, but gross. The cash collateral received by the Fund exceeds the market value of the securities loaned, reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund. As of May 31, 2018, securities subject to this type of arrangement and related collateral was as follows:
Market Value of Securities Loaned	Market Value of Collateral
$153,510,677	$161,217,796
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage country, currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
At May 31, 2018, the Fund had no outstanding foreign exchange contracts.
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Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
Derivatives not accounted for as hedging instruments under ASC Topic 815	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Receivable for daily variation margin on futures contracts	$3,556,693*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Total
Foreign exchange contracts	$—	$(374,090)	$(374,090)
Equity contracts	$9,869,654	$—	$9,869,654
TOTAL	$9,869,654	$(374,090)	$9,495,564

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$(17,165,793)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. capital stock
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,500,896	$57,068,585	2,539,426	$84,381,552
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated InterContinental Fund	—	—	1,085,236	37,560,054
Shares issued to shareholders in payment of distributions declared	41,609	1,548,282	312,101	9,147,691
Shares redeemed	(1,860,315)	(70,554,432)	(8,407,055)	(265,332,754)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(317,810)	$(11,937,565)	(4,470,292)	$(134,243,457)
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	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	10,494	$429,058	50,868	$1,621,026
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated InterContinental Fund	—	—	50,604	1,631,979
Shares issued to shareholders in payment of distributions declared	—	—	8,892	244,100
Shares redeemed	(65,311)	(2,302,538)	(157,818)	(4,834,550)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(54,817)	$(1,873,480)	(47,454)	$(1,337,445)

	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	459,883	$16,282,553	592,556	$18,721,097
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated InterContinental Fund	—	—	563,627	18,120,639
Shares issued to shareholders in payment of distributions declared	—	—	43,034	1,177,408
Shares redeemed	(435,006)	(15,330,844)	(1,383,354)	(41,631,475)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	24,877	$951,709	(184,137)	$(3,612,331)

	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	178,424	$6,721,750	351,749	$11,495,333
Shares issued to shareholders in payment of distributions declared	2,818	104,309	32,012	933,162
Shares redeemed	(422,626)	(15,841,857)	(604,277)	(19,716,729)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(241,384)	$(9,015,798)	(220,516)	$(7,288,234)
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	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,657,724	$254,739,033	12,829,993	$421,157,684
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated InterContinental Fund	—	—	1,466,520	50,859,008
Shares issued to shareholders in payment of distributions declared	164,977	6,142,081	516,376	15,140,141
Shares redeemed	(4,800,136)	(182,515,696)	(11,666,248)	(378,385,175)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,022,565	$78,365,418	3,146,641	$108,771,658

	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,241,299	$46,617,466	1,841,569	$64,068,840
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated InterContinental Fund	—	—	203,186	7,040,408
Shares issued to shareholders in payment of distributions declared	30,143	1,120,976	97,363	2,850,789
Shares redeemed	(1,042,654)	(39,344,900)	(1,693,728)	(55,565,811)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	228,788	$8,393,542	448,390	$18,394,226
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,662,219	$64,883,826	(1,327,368)	$(19,315,583)
4. FEDERAL TAX INFORMATION
At May 31, 2018, the cost of investments for federal tax purposes was $1,842,167,641. The net unrealized appreciation of investments for federal tax purposes was $379,323,368. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $424,296,603 and net unrealized depreciation from investments for those securities having an excess of cost over value of $44,973,235. The amounts presented are inclusive of derivative contracts.
At November 30, 2017, the Fund had a capital loss carryforward of $184,043,782 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
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The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$65,180,595	$118,863,187	$184,043,782
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2018, the Adviser waived $1,241,660 of its fee and reimbursed $277,643 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2018, the Adviser reimbursed $106,121.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2018, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Services Fees Waived
Class B Shares	$86,840	$—
Class C Shares	468,709	—
Class R Shares	142,409	(71,205)
TOTAL	$697,958	$(71,205)
For the six months ended May 31, 2018, FSC retained $66,451 of fees paid by the Fund. For the six months ended May 31, 2018, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Directors. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2018, FSC retained $28,110 in sales charges from the sale of Class A Shares. FSC also retained $14,573 and $4,762 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended May 31, 2018, FSSC received $40,542 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2018, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, tax reclaim recovery fees, proxy-related
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expenses and extraordinary expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.22%, 1.97%, 1.97%, 1.41%, 0.96% and 0.91% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities, and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2018, were as follows:
Purchases	$372,986,944
Sales	$269,171,924
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of May 31, 2018, the Fund had no outstanding loans. During the six months ended May 31, 2018, the Fund did not utilize the LOC.
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
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9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2018, there were no outstanding loans. During the six months ended May 31, 2018, the program was not utilized.
10. Subsequent events
Effective June 18, 2018, Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated fund.
Effective August 1, 2018, an automatic conversion feature for Class C Shares will be implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2017 to May 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2017	Ending Account Value 5/31/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$1,006.10	$6.10
Class B Shares	$1,000.00	$1,002.30	$9.83
Class C Shares	$1,000.00	$1,002.30	$9.83
Class R Shares	$1,000.00	$1,005.00	$7.05
Institutional Shares	$1,000.00	$1,007.10	$4.80
Class R6 Shares	$1,000.00	$1,007.50	$4.55
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,018.85	$6.14
Class B Shares	$1,000.00	$1,015.11	$9.90
Class C Shares	$1,000.00	$1,015.11	$9.90
Class R Shares	$1,000.00	$1,017.90	$7.09
Institutional Shares	$1,000.00	$1,020.14	$4.84
Class R6 Shares	$1,000.00	$1,020.39	$4.58
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.22%
Class B Shares	1.97%
Class C Shares	1.97%
Class R Shares	1.41%
Institutional Shares	0.96%
Class R6 Shares	0.91%
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Evaluation and Approval of Advisory Contract–May 2018
Federated International Leaders Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Global Investment Management Corp. (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Directors, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Directors were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Directors encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Directors without management present, senior management of the Adviser also met with the Independent Directors and their counsel to discuss the materials presented and such additional matters as the Independent Directors deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting
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and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the one-year and five-year periods was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be
Semi-Annual Shareholder Report
40

competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
In 2018, the Board approved a reduction of 5 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or
Semi-Annual Shareholder Report
41

adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
44

Federated International Leaders Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U847
CUSIP 31428U839
CUSIP 31428U821
CUSIP 31428U599
CUSIP 31428U623
CUSIP 31428U581
G02455-04 (7/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
May 31, 2018
Share Class | Ticker	A | ISCAX	C | ISCCX	Institutional | ISCIX

Federated International Small-Mid Company Fund
Fund Established 1996

A Portfolio of Federated World Investment Series, Inc.
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2017 through May 31, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2018, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
Japan	20.8%
United Kingdom	11.7%
France	10.2%
Germany	8.7%
Switzerland	4.5%
Canada	3.3%
Hong Kong	3.1%
Ireland	2.9%
Australia	2.3%
Luxembourg	1.9%
Italy	1.9%
Spain	1.7%
Norway	1.5%
China	1.4%
Netherlands	1.4%
Thailand	1.4%
Taiwan	1.4%
Mexico	1.4%
Denmark	1.3%
Sweden	1.1%
United States	1.1%
Brazil	0.9%
Poland	0.9%
Singapore	0.8%
India	0.8%
Belgium	0.8%
Cayman Islands	0.8%
Austria	0.6%
Israel	0.6%
New Zealand	0.5%
Russia	0.4%
South Korea	0.4%
Turkey	0.3%
Cash Equivalents[2]	7.6%
Other Assets and Liabilities—Net[3]	(0.4)%
TOTAL	100.0%
Semi-Annual Shareholder Report
1

At May 31, 2018, the Fund's sector classification composition4 was as follows:
Sector Classification	Percentage of Total Net Assets
Consumer Discretionary	18.4%
Industrials	17.4%
Information Technology	16.1%
Financials	11.5%
Health Care	9.2%
Materials	6.6%
Consumer Staples	5.5%
Real Estate	3.3%
Energy	2.4%
Telecommunication Services	1.7%
Utilities	0.7%
Cash Equivalents[2]	7.6%
Other Assets and Liabilities—Net[3]	(0.4)%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
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2

Portfolio of Investments
May 31, 2018 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—92.8%
		Australia—2.3%
275,000		Bapcor Ltd.	$1,389,456
217,667		Link Administration Holdings Ltd.	1,127,125
604,184		Viva Energy REIT Ltd.	935,379
		TOTAL	3,451,960
		Austria—0.6%
22,573		Erste Group Bank AG	934,600
		Belgium—0.8%
111,081	[1]	X-Fab Silicon Foundries SE	1,173,953
		Brazil—0.9%
110,286		Localiza Rent A Car SA	729,724
20,000	[1]	Pagseguro Digital Ltd., Class A	665,400
		TOTAL	1,395,124
		Canada—3.3%
90,000		HudBay Minerals, Inc.	578,204
94,183	[1]	Mitel Networks Corp.	1,037,277
53,700		North West Co., Inc./The	1,162,133
91,000		Pason Systems, Inc.	1,412,093
126,000		Whitecap Resources, Inc.	912,494
		TOTAL	5,102,201
		Cayman Islands—0.8%
714,000		Nexteer Automotive Group Ltd.	1,167,287
		China—1.4%
33,800	[1]	Sohu.com, Inc.	1,225,588
330,000		TravelSky Technology Ltd.	963,256
		TOTAL	2,188,844
		Denmark—1.3%
20,000		Chr.Hansen Holding	1,922,930
		France—10.2%
48,552		Accor SA	2,669,582
9,850		Capgemini SE	1,305,379
32,871	[1]	Criteo SA, ADR	793,835
30,000		Edenred	966,962
7,300		Iliad SA	1,242,205
9,000		Ingenico Group	723,601
Semi-Annual Shareholder Report
3

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		France—continued
12,237		Ipsen SA	$1,954,877
26,000		LISI Link Solutions for Industry	1,039,418
30,000	[1]	Solutions 30 SE	1,412,202
40,000		STMicroelectronics NV	952,205
20,000	[1]	Talend SA, ADR	1,135,600
8,580		Teleperformance	1,356,167
		TOTAL	15,552,033
		Germany—8.7%
30,000	[1]	Delivery Hero AG	1,379,416
8,500		Deutsche Boerse AG	1,137,326
28,000		Deutsche Wohnen AG	1,313,852
138,858		Deutz AG	1,130,613
15,464		HeidelbergerCement AG	1,370,719
30,000		JOST Werke AG	1,258,866
108,837		Kloeckner & Co. AG	1,302,876
15,745		Osram Licht AG	928,372
18,033		Rheinmetall AG	2,301,638
7,000		Siltronic AG	1,184,134
		TOTAL	13,307,812
		Hong Kong—3.1%
222,000		Dah Sing Financial Holdings Ltd.	1,461,484
25,000		Melco Resorts & Entertainment, ADR	816,500
407,500		Techtronic Industries Co.	2,438,032
		TOTAL	4,716,016
		India—0.8%
125,000		Dewan Housing Finance Corp. Ltd.	1,128,439
190,000		Vakrangee Ltd.	91,474
		TOTAL	1,219,913
		Ireland—2.9%
309,000		AIB Group PLC	1,688,643
14,200		Kerry Group PLC, Class A	1,491,533
28,922		Smurfit Kappa Group PLC	1,200,565
		TOTAL	4,380,741
		Israel—0.6%
8,454	[1]	NICE Ltd., ADR	894,011
		Italy—1.9%
16,600		DiaSorin SPA	1,601,111
Semi-Annual Shareholder Report
4

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Italy—continued
135,000		Mediobanca SPA	$1,285,144
		TOTAL	2,886,255
		Japan—20.8%
35,600		Aisin Seiki Co.	1,786,004
25,500		Alps Electric Co.	602,760
41,000		Chugai Pharmaceutical Co. Ltd.	2,308,724
32,400		Daifuku Co.	1,670,752
9,300		Disco Corp.	1,745,200
46,000		Don Quijote Holdings Co. Ltd.	2,441,309
61,000		Doutor Nichires Holdings Co. Ltd.	1,242,140
25,900		Horiba Ltd.	2,146,487
1,720		Japan Hotel REIT Investment Corp.	1,280,232
42,200		Kanamoto Co. Ltd.	1,459,872
17,600		Kusuri No Aoki Holdings Co. Ltd.	1,291,457
37,500		Kyowa Hakko Kirin Co. Ltd.	762,748
27,200		Matsumotokiyoshi Holdings Co. Ltd.	1,309,287
11,300		Nidec Corp.	1,744,176
116,000		Nippon Zeon Corp.	1,465,903
8,000		Nitori Holdings Co. Ltd.	1,371,979
54,800		Persol Holdings Co. Ltd.	1,170,328
26,000		Sompo Japan Nipponkoa Holdings, Inc.	1,126,201
27,800		Square Enix Holdings Co. Ltd.	1,378,839
62,000		Taiyo Nippon Sanso Corp.	916,769
43,600		THK Co. Ltd.	1,540,061
30,000		United Arrows Ltd.	1,101,808
		TOTAL	31,863,036
		Luxembourg—1.9%
350,000		B&M European Value Retail SA	1,871,950
2,000		Eurofins Scientific SE	1,033,093
		TOTAL	2,905,043
		Mexico—1.4%
105,000		Gruma SA, Class B	1,104,665
241,316		Infraestructura Energetica Nova, SAB de C.V	1,007,265
		TOTAL	2,111,930
		Netherlands—1.4%
6,565	[1]	Argenx SE, ADR	626,958
Semi-Annual Shareholder Report
5

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Netherlands—continued
36,238		NN Group NV	$1,554,671
		TOTAL	2,181,629
		New Zealand—0.5%
100,000	[1]	a2 Milk Co. Ltd.	746,550
		Norway—1.5%
38,600		Schibsted ASA, Class A	1,087,927
116,709		Sparebank 1 Oestlandet	1,273,720
		TOTAL	2,361,647
		Poland—0.9%
44,000	[1]	Dino Polska Spolka	1,324,857
		Russia—0.4%
360,000		Moscow Exchange MICEX-RTS PJSC	649,043
		Singapore—0.8%
87,000	[1]	Sea Ltd., ADR	1,286,730
		South Korea—0.4%
16,000		Mando Corp.	570,407
		Spain—1.7%
56,234		Cellnex Telecom SAU	1,433,104
50,000		Cia de Distribucion Integral Logista Holdings	1,240,415
		TOTAL	2,673,519
		Sweden—1.1%
72,000		Dometic Group AB	738,143
16,000		Evolution Gaming Group AB	1,015,332
		TOTAL	1,753,475
		Switzerland—4.5%
9,370		Dufry AG	1,275,974
25,882	[1]	Julius Baer Group AG	1,506,048
8,700	[1]	Lonza Group AG	2,335,053
7,700		Tecan AG	1,824,423
		TOTAL	6,941,498
		Taiwan—1.4%
60,000		AirTac International Group	1,026,652
110,000		Gourmet Master Co. Ltd.	1,137,451
		TOTAL	2,164,103
		Thailand—1.4%
650,000		Central Pattana PCL, GDR	1,546,590
Semi-Annual Shareholder Report
6

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Thailand—continued
750,000		CH. Karnchang Public Co. Ltd., GDR	$625,779
		TOTAL	2,172,369
		Turkey—0.3%
48,000	[1]	Logo Yazilim Sanayi Ve Ticar	508,923
		United Kingdom—11.7%
63,500		Anglo American PLC	1,517,682
97,997		Ashtead Group PLC	3,023,989
26,000	[1]	ASOS PLC	2,289,388
157,100		Clipper Logistics PLC	902,232
18,282		Croda International PLC	1,133,276
29,605	[1]	Dialog Semiconductor PLC	648,766
37,074		London Stock Exchange Group PLC	2,206,965
42,000	[1]	Manchester United PLC, Class A	879,900
161,450		PageGroup PLC	1,134,855
17,000		Rightmove PLC	1,110,245
106,636		St. James's Place Capital PLC	1,690,212
148,282		Wood Group (John) PLC	1,319,273
		TOTAL	17,856,783
		United States—1.1%
17,955	[1]	LivaNova PLC	1,688,668
		TOTAL COMMON STOCKS (IDENTIFIED COST $104,856,546)	142,053,890
		INVESTMENT COMPANY—7.6%
11,584,086		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.95%[2] (IDENTIFIED COST $11,583,696)	11,585,244
		TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $116,440,242)[3]	153,639,134
		OTHER ASSETS AND LIABILITIES - NET—(0.4)%[4]	(623,364)
		TOTAL NET ASSETS—100%	$153,015,770
Semi-Annual Shareholder Report
7

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2017	2,483,254
Purchases/Additions	30,984,557
Sales/Reductions	(21,883,725)
Balance of Shares Held 5/31/2018	11,584,086
Value	$11,585,244
Change in Unrealized Appreciation/Depreciation	$1,548
Net Realized Gain/(Loss)	$(495)
Dividend Income	$26,397
1	Non-income-producing security.
2	7-day net yield.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
8

The following is a summary of the inputs used, as of May 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$ 17,227,321	$ 124,826,569[1]	$—	$ 142,053,890
Investment Company	11,585,244	—	—	11,585,244
TOTAL SECURITIES	$28,812,565	$124,826,569	$—	$153,639,134
1	Includes $674,832 of a security transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfer shown represents the value of the security at the beginning of the period.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
PJSC	—Public Joint Stock Company
REIT	—Real Estate Investment Trust
Semi-Annual Shareholder Report
9

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$41.98	$31.51	$39.32	$40.52	$48.45	$38.37
Income From Investment Operations:
Net investment income (loss)[1]	(0.01)	0.02	0.05	(0.21)	(0.10)	(0.03)
Net realized and unrealized gain (loss)	0.32	10.74	(3.59)	3.06	(1.83)	10.11
TOTAL FROM INVESTMENT OPERATIONS	0.31	10.76	(3.54)	2.85	(1.93)	10.08
Less Distributions:
Distributions from net investment income	—	—	(0.16)	—	(0.02)	—
Distributions from net realized gain	(2.61)	(0.29)	(4.11)	(4.05)	(5.98)	—
TOTAL DISTRIBUTIONS	(2.61)	(0.29)	(4.27)	(4.05)	(6.00)	—
Redemption Fees	0.01	0.00[2]	0.00[2]	0.00[2]	—	—
Net Asset Value, End of Period	$39.69	$41.98	$31.51	$39.32	$40.52	$48.45
Total Return[3]	0.74%	34.46%	(10.16)%	7.98%	(4.79)%	26.27%
Ratios to Average Net Assets:
Net expenses	1.86%[4]	1.85%	1.76%	1.85%	1.85%	1.85%
Net investment income (loss)	(0.06)% [4]	0.05%	0.16%	(0.53)%	(0.25)%	(0.08)%
Expense waiver/reimbursement[5]	0.12%[4]	0.15%	0.22%	0.10%	0.09%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$97,090	$102,872	$90,508	$127,260	$130,327	$156,639
Portfolio turnover	12%	42%	39%	59%	49%	48%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
	2017		2016	2015	2014	2013
Net Asset Value, Beginning of Period	$33.22	$25.19	$32.36	$34.31	$42.22	$33.70
Income From Investment Operations:
Net investment income (loss)[1]	(0.14)	(0.21)	(0.17)	(0.43)	(0.38)	(0.33)
Net realized and unrealized gain (loss)	0.26	8.53	(2.89)	2.53	(1.53)	8.85
TOTAL FROM INVESTMENT OPERATIONS	0.12	8.32	(3.06)	2.10	(1.91)	8.52
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.02)	—
Distributions from net realized gain	(2.61)	(0.29)	(4.11)	(4.05)	(5.98)	—
TOTAL DISTRIBUTIONS	(2.61)	(0.29)	(4.11)	(4.05)	(6.00)	—
Redemption Fees	0.01	0.00[2]	0.00[2]	0.00[2]	—	—
Net Asset Value, End of Period	$30.74	$33.22	$25.19	$32.36	$34.31	$42.22
Total Return[3]	0.34%	33.41%	(10.89)%	7.15%	(5.55)%	25.28%
Ratios to Average Net Assets:
Net expenses	2.66%[4]	2.65%	2.56%	2.65%	2.65%	2.65%
Net investment income (loss)	(0.87)% [4]	(0.73)%	(0.64)%	(1.33)%	(1.05)%	(0.88)%
Expense waiver/reimbursement[5]	0.07%[4]	0.11%	0.17%	0.05%	0.04%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,090	$15,937	$17,028	$22,681	$23,453	$27,858
Portfolio turnover	12%	42%	39%	59%	49%	48%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$42.81	$32.06	$39.95	$41.01	$48.88	$38.63
Income From Investment Operations:
Net investment income (loss)[1]	0.03	0.07	0.12	(0.13)	(0.02)	0.05
Net realized and unrealized gain (loss)	0.33	10.97	(3.66)	3.12	(1.85)	10.20
TOTAL FROM INVESTMENT OPERATIONS	0.36	11.04	(3.54)	2.99	(1.87)	10.25
Less Distributions:
Distributions from net investment income	—	—	(0.24)	—	(0.02)	—
Distributions from net realized gain	(2.61)	(0.29)	(4.11)	(4.05)	(5.98)	—
TOTAL DISTRIBUTIONS	(2.61)	(0.29)	(4.35)	(4.05)	(6.00)	—
Redemption Fees	0.01	0.00[2]	0.00[2]	0.00[2]	—	—
Net Asset Value, End of Period	$40.57	$42.81	$32.06	$39.95	$41.01	$48.88
Total Return[3]	0.85%	34.75%	(10.00)%	8.25%	(4.61)%	26.53%
Ratios to Average Net Assets:
Net expenses	1.66%[4]	1.65%	1.56%	1.65%	1.66%	1.65%
Net investment income (loss)	0.12%[4]	0.18%	0.34%	(0.33)%	(0.04)%	0.13%
Expense waiver/reimbursement[5]	0.07%[4]	0.10%	0.17%	0.05%	0.04%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$40,835	$46,428	$31,981	$38,830	$32,174	$28,847
Portfolio turnover	12%	42%	39%	59%	49%	48%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on the net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities
May 31, 2018 (unaudited)
Assets:
Investment in securities, at value including $11,585,244 of investment in an affiliated holding (identified cost $116,440,242)		$153,639,134
Cash denominated in foreign currencies (identified cost $62,768)		62,724
Income receivable		472,037
Receivable for shares sold		108,228
Receivable for investments sold		28,190
TOTAL ASSETS		154,310,313
Liabilities:
Payable for investments purchased	$836,273
Payable for shares redeemed	171,279
Payable for capital gains taxes withheld	66,739
Bank overdraft	14,209
Payable for portfolio accounting fees	77,009
Payable for custodian fees	35,757
Payable for distribution services fee (Note 5)	26,339
Payable for investment adviser fee (Note 5)	4,923
Payable for other service fees (Notes 2 and 5)	2,201
Payable for administrative fee (Note 5)	163
Accrued expenses (Note 5)	59,651
TOTAL LIABILITIES		1,294,543
Net assets for 3,943,441 shares outstanding		$153,015,770
Net Assets Consists of:
Paid-in capital		$105,808,916
Net unrealized appreciation		37,210,406
Accumulated net realized gain		10,068,248
Accumulated net investment income (loss)		(71,800)
TOTAL NET ASSETS		$153,015,770
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($97,090,439 ÷ 2,445,955 shares outstanding) $0.001 par value, 500,000,000 shares authorized	$39.69
Offering price per share (100/94.50 of $39.69)	$42.00
Redemption proceeds per share (98.00/100 of $39.69)	$38.90
Class C Shares:
Net asset value per share ($15,090,132 ÷ 490,896 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$30.74
Offering price per share	$30.74
Redemption proceeds per share (97.00/100 of $30.74)	$29.82
Institutional Shares:
Net asset value per share ($40,835,199 ÷ 1,006,590 shares outstanding) $0.001 par value, 200,000,000 shares authorized	$40.57
Offering price per share	$40.57
Redemption proceeds per share (98.00/100 of $40.57)	$39.76
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Operations
Six Months Ended May 31, 2018 (unaudited)
Investment Income:
Dividends (including $26,397 received from an affiliated holding, see footnotes to Portfolio of Investments) (and net of foreign tax withheld of $141,504)			$1,431,954
Expenses:
Investment adviser fee (Note 5)		$1,000,241
Administrative fee (Note 5)		64,161
Custodian fees		43,071
Transfer agent fees		115,941
Directors'/Trustees' fees (Note 5)		1,863
Auditing fees		17,122
Legal fees		4,064
Distribution services fee (Note 5)		185,213
Other service fees (Notes 2 and 5)		20,257
Portfolio accounting fees		66,266
Share registration costs		24,747
Printing and postage		17,264
Miscellaneous (Note 5)		23,968
TOTAL EXPENSES		1,584,178
Waivers and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	$(53,562)
Waiver of other operating expenses (Note 5)	(24,888)
TOTAL WAIVERS AND REIMBURSEMENT		(78,450)
Net expenses			1,505,728
Net investment income (loss)			(73,774)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized loss of $(495) on sales of investments in an affiliated holding)			10,245,509
Net realized loss on foreign exchange contracts			(125,394)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized appreciation of $1,548 of investments in an affiliated holding)			(8,739,976)
Net change in unrealized depreciation of foreign exchange contracts			38,738
Net realized and unrealized gain on investments and foreign currency transactions			1,418,877
Change in net assets resulting from operations			$1,345,103
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2018	Year Ended 11/30/2017
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(73,774)	$(15,335)
Net realized gain	10,120,115	10,859,053
Net change in unrealized appreciation/depreciation	(8,701,238)	33,795,428
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,345,103	44,639,146
Distributions to Shareholders:
Distributions from net realized gain
Class A Shares	(6,272,741)	(820,119)
Class B Shares[1]	(103,073)	(21,707)
Class C Shares	(1,241,592)	(190,987)
Institutional Shares	(2,653,118)	(287,702)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,270,524)	(1,320,515)
Share Transactions:
Proceeds from sale of shares	14,195,419	21,931,378
Net asset value of shares issued to shareholders in payment of distributions declared	9,514,964	1,187,900
Cost of shares redeemed	(28,413,363)	(41,300,628)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,702,980)	(18,181,350)
Redemption fees	31,409	4,051
Change in net assets	(13,596,992)	25,141,332
Net Assets:
Beginning of period	166,612,762	141,471,430
End of period (including accumulated net investment income (loss) and undistributed net investment income of $(71,800) and $1,974, respectively)	$153,015,770	$166,612,762
1	On February 2, 2018, Class B Shares were converted into Class A Shares.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Notes to Financial Statements
May 31, 2018 (unaudited)
1. ORGANIZATION
Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated International Small-Mid Company Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term growth of capital.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
At the close of business, on February 2, 2018, Class B Shares were converted into the Fund's existing Class A Shares pursuant to a Plan of Conversion approved by the Fund's Board of Directors (the “Directors”). The conversion occurred on a tax-free basis. The cash value of a shareholder's investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
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The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $78,450 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class B Shares	$581
Class C Shares	19,676
TOTAL	$20,257
For the six months ended May 31, 2018, the Fund's Class A Shares did not incur other service fees. Prior to their conversion to Class A Shares at the close of business on February 2, 2018, the Class B Shares were also subject to these fees.
Semi-Annual Shareholder Report
20

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Funds will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage country risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of
Semi-Annual Shareholder Report
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the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
At May 31, 2018, the Fund had no outstanding futures contracts.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At May 31, 2018, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $13,647 and $32, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Foreign Exchange Contracts
Foreign exchange contracts	$(125,394)
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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Foreign Exchange Contracts
Foreign exchange contracts	$38,738
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. Capital Stock
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	179,914	$7,358,712	209,332	$7,705,070
Shares issued to shareholders in payment of distributions declared	141,379	5,621,227	22,936	719,960
Shares redeemed	(325,784)	(13,335,976)	(654,450)	(23,467,110)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(4,491)	$(356,037)	(422,182)	$(15,042,080)

	Six Months Ended 5/31/2018[1]		Year Ended 11/30/2017
Class B Shares:	Shares	Amount	Shares	Amount
Shares issued to shareholders in payment of distributions declared	3,300	$102,059	858	$21,494
Shares redeemed	(44,671)	(1,453,647)	(37,037)	(1,046,659)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(41,371)	$(1,351,588)	(36,179)	$(1,025,165)

	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	48,806	$1,539,433	80,853	$2,346,174
Shares issued to shareholders in payment of distributions declared	39,699	1,226,303	6,848	171,337
Shares redeemed	(77,423)	(2,443,972)	(283,939)	(8,106,158)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	11,082	$321,764	(196,238)	$(5,588,647)
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	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	126,507	$5,297,274	305,443	$11,880,134
Shares issued to shareholders in payment of distributions declared	63,187	2,565,375	8,613	275,109
Shares redeemed	(267,678)	(11,179,768)	(227,068)	(8,680,701)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(77,984)	$(3,317,119)	86,988	$3,474,542
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(112,764)	$(4,702,980)	(567,611)	$(18,181,350)
1	On February 2, 2018, Class B Shares were converted to Class A Shares.
Redemption Fees
The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended May 31, 2018, the redemption fees for Class A Shares, Class B Shares, Class C Shares and Institutional Shares amounted to $19,086, $62, $3,958 and $8,303, respectively. For the year ended November 30, 2017, redemption fees for Class A Shares, Class B Shares, Class C Shares and Institutional Shares amounted to $2,539, $55, $534 and $923, respectively.
4. FEDERAL TAX INFORMATION
At May 31, 2018, the cost of investments for federal tax purposes was $116,440,242. The net unrealized appreciation of investments for federal tax purposes was $37,198,892. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $41,979,111 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,780,219.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended May 31, 2018, the Adviser voluntarily waived $52,617 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2018, the Adviser reimbursed $945.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Prior to their conversion to Class A Shares at the close of business on February 2, 2018, the Class B Shares were also subject to the Plan at 0.75% of average daily net assets of the Class B Shares.
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2018, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Service Fees Waived
Class A Shares	$124,442	$(24,888)
Class B Shares	1,743	—
Class C Shares	59,028	—
TOTAL	$185,213	$(24,888)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2018, FSC did not retain any fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2018, FSC retained $1,420 in sales charges from the sale of Class A Shares. FSC also retained $950 and $39 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended May 31, 2018, FSSC received $1,303 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, tax reclaim recovery expenses, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.84%, 2.64% and 1.64% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2018, were as follows:
Purchases	$18,995,293
Sales	$43,217,473
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Foreign political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of May 31, 2018, the Fund had no outstanding loans. During the six months ended May 31, 2018, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2018, there were no outstanding loans. During the six months ended May 31, 2018, the program was not utilized.
10. Subsequent event
Effective August 1, 2018, an automatic conversion feature for Class C Shares will be implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2017 to May 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2017	Ending Account Value 5/31/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,007.40	$9.31
Class C Shares	$1,000	$1,003.40	$13.29
Institutional Shares	$1,000	$1,008.50	$8.31
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.66	$9.35
Class C Shares	$1,000	$1,011.67	$13.34
Institutional Shares	$1,000	$1,016.65	$8.35
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.86%
Class C Shares	2.66%
Institutional Shares	1.66%
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Evaluation and Approval of Advisory Contract–May 2018
Federated International Small-Mid Company Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Global Investment Management Corp. (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Directors, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Directors were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Directors encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Directors without management present, senior management of the Adviser also met with the Independent Directors and their counsel to discuss the materials presented and such additional matters as the Independent Directors deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to
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respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the one-year period was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the three-year and five year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover,
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the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
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regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated International Small-Mid Company Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U748
CUSIP 31428U722
CUSIP 31428U631
G01743-02 (7/18)
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2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated World Investment Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2018